UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s: Prudential QMA Long-Short Equity Fund, Prudential Short Duration Muni High Income Fund and Prudential US Real Estate Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2016

Date of reporting period:	3/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential US Real Estate Fund

ANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation and income

Highlights

PRUDENTIAL US REAL ESTATE FUND

The following are key elements of the Fund’s performance during the past fiscal year.

•

The specialty sector, although it underperformed, was the largest contributor to performance. The Fund’s security selection among specialty securities was strong. A specialty real estate investment trust (REIT) invests in non-traditional properties such as cell phone towers, cold storage warehouses, transportation and energy infrastructure, or other types of properties. In addition, an underweight allocation to the sector, relative to the FTSE NAREIT Equity REITs Index (the Index), was beneficial.

•

New supply, while trending up, remains well below historical averages and near historical lows at 1.25% of existing supply. Supply additions across property types remain well below long-term averages with the exception of multifamily units, which is in line with its long-term average. REITs continued to take advantage of the availability and relatively low cost of capital.

•

Primarily dragging down performance was the office sector. While an overweight allocation to the sector, relative to the Index, had a negative impact, it was largely unfavorable stock selection that hurt performance.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the 12-month period that ended March 31, 2016.

During the period, the US economy continued to grow modestly. A strong US labor market and low oil prices have encouraged consumers to spend more. Globally, Europe and Japan continue to experience anemic growth, with the slowing economy in China remaining the biggest potential risk to global growth.

After an extremely volatile first quarter, US stocks staged an impressive recovery in mid-February and March to stay slightly positive for the reporting period. The US bull market is in its seventh year, the third longest bull market since World War II.

Bond markets recovered from earlier difficulties and were in positive territory by the end of the reporting period. Treasuries and corporate bonds posted gains, as did high yield.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for many major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential US Real Estate Fund

May 16, 2016

Prudential US Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.28	61.14	73.93 (12/21/10)
Class B	0.52	55.44	67.41 (12/21/10)
Class C	0.53	55.26	67.22 (12/21/10)
Class Z	1.49	63.16	76.21 (12/21/10)
FTSE NAREIT Equity REITs Index	4.43	75.38	86.50
S&P 500 Index	1.78	72.83	83.06
Lipper Equity Real Estate Funds Average	2.52	66.64	77.02

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–4.29	8.77	9.87 (12/21/10)
Class B	–4.10	9.08	10.13 (12/21/10)
Class C	–0.40	9.20	10.23 (12/21/10)
Class Z	1.49	10.29	11.33 (12/21/10)
FTSE NAREIT Equity REITs Index	4.43	11.89	12.60
S&P 500 Index	1.78	11.56	12.21
Lipper Equity Real Estate Funds Average	2.52	10.71	11.44

Average Annual Total Returns (Without Sales Charges) as of 3/31/16
	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.28	10.01	11.05 (12/21/10)
Class B	0.52	9.22	10.25 (12/21/10)
Class C	0.53	9.20	10.23 (12/21/10)
Class Z	1.49	10.29	11.33 (12/21/10)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential US Real Estate Fund (Class A shares) with a similar investment in the FTSE NAREIT Equity REITs Index, by portraying the initial account values at the commencement of operations for Class A shares (December 21, 2010) and the account values at the end of the current fiscal year (March 31, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 12/21/10.

Prudential US Real Estate Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5&6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities. The Index is designed to reflect the performance of all publicly-traded equity REITs as a whole.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Real Estate Funds Average—The Lipper Equity Real Estate Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Real Estate Funds category for the periods noted. Funds in the Lipper Average invest their portfolios primarily in shares of domestic companies engaged in the real estate industry.

Investors cannot invest directly in an index or average. The securities in the Indexes may be very different from those in the Fund. Index returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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Five Largest Holdings expressed as a percentage of net assets as of 3/31/16 (%)
Simon Property Group, Inc., Retail REITs	7.6
Equity Residential, Residential REITs	5.6
Essex Property Trust, Inc., Residential REITs	4.7
Welltower, Inc., Health Care REITs	4.6
General Growth Properties, Inc., Retail REITs	4.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/16 (%)
Retail REITs	26.9
Residential REITs	20.0
Specialized REITs	15.2
Office REITs	10.7
Diversified REITs	9.3

Industry weightings reflect only long-term investments and are subject to change.

Prudential US Real Estate Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential US Real Estate Fund’s Class A shares gained 1.28% over the 12-month period ended March 31, 2016. Over the same period, the FTSE NAREIT Equity REITs Index (the Index) returned 4.43% and the Lipper Equity Real Estate Funds Average returned 2.52%. The S&P 500 Index returned 1.78%.

What were conditions like in the US real estate securities market?

•

REIT returns were driven by shifting views on global economic growth and interest rates as well as continued strong real estate fundamentals. The economic backdrop remained favorable for REIT fundamentals. The level of job growth continued to create ample demand to absorb vacancies and create pricing power in most property types and markets. However, it did not create many new material supply additions (new properties), except for apartments and select industrial and hotel markets.

•

New supply, while trending up, remains well below historical averages and near historical lows at 1.25% of existing supply. Supply additions across property types remain well below long-term averages with the exception of multifamily units, which is in line with its long-term average. REITs continued to take advantage of the availability and relatively low cost of capital.

•

From a relative valuation perspective, REITs ended the period trading at a 1% discount to NAV (net asset value), compared to a 2.8% premium historically. Certain sectors were trading at very wide discounts relative to their historical levels such as regional malls, hotels, and office spaces. Implied cap rate spreads of REITs relative to 10-year Treasury bills remain wide at roughly 3.8%, above the long-term historical average of 3.6%. A capital (cap) rate is the rate of return on a property based on the expected income that the property will generate. When cap rates contract, REITS are more attractive to investors, because they are seen as less risky. Therefore, that spread level provides REITs with a cushion if interest rates increase, as spreads could contract without any deterioration in real estate value.

What worked?

•

The specialty sector, although it underperformed, was the largest contributor to performance. The Fund’s security selection among specialty securities was strong. A specialty REIT invests in non-traditional properties such as cell phone towers, cold storage warehouses, transportation and energy infrastructure, or other types of properties. In addition, an underweight allocation to the sector, relative to the benchmark, was beneficial. The hotel sector also performed well for the Fund. Security selection was favorable due to both types of securities held in the portfolio as well as underperforming companies that the Fund avoided.

•	The health care, residential, and industrial sectors made meaningful contributions to performance.

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What didn’t work?

•

Primarily dragging down performance was the office sector. While an overweight allocation to the sector, relative to the Index, had a negative impact, it was largely unfavorable stock selection that hurt performance.

•

Data centers also had an unfavorable impact on performance due to a combination of weak security selection and an underweight allocation to the sector. To a lesser degree, storage securities and an underweight to the triple net sector pulled down results relative to the Index. The triple net sector refers to a lease agreement that designates the lessee (the tenant) as being solely responsible for all of the costs relating to the asset being leased in addition to the rent fee applied under the lease.

Top Contributors (%)		Top Detractors (%)
Strategic Hotels & Resorts, Inc.	0.82	Public Storage	–1.26
HCP, Inc.	0.61	La Quinta Holdings, Inc.	–0.60
Sovran Self Storage, Inc.	0.41	Hilton Worldwide Holdings, Inc.	–0.59
National Retail Properties, Inc.	0.33	Digital Realty Trust, Inc.	–0.50
Home Properties, Inc.	0.30	First Potomac Realty Trust	–0.47

Current Outlook

At the end of the first quarter of the seventh year of an elongated economic cycle, REITs should experience continued improvement in operating fundamentals. REIT occupancies and rental rates are expected to continue to improve in 2016. At this point in the cycle, PGIM Real Estate, the Fund’s subadviser, expects the majority of revenue growth to come from rental growth versus occupancy gains. Supply is expected to remain muted in most markets and property types, with the exception of apartments, industrial spaces, and certain hotel markets. Employment centers that focus on technology, health care, and media/entertainment are expected to deliver relatively strong jobs growth. In 2015, a bottoming and improvement in markets that are dependent on government employment like Washington DC took place, with the potential for accelerating improvement in market conditions in 2016.

Getting deeper into the real estate cycle, it is expected to become more of a stock pickers market in 2016. Mergers and acquisitions (M&A) and privatization activity should persist but may not be as robust after $35 billion in deals in 2015, the highest level since 2007. It is an environment where cash-flow growth and balance sheets matter. The Fund is positioned to focus on companies with strong relative internal cash-flow growth and strong balance sheets that trade at reasonable valuations relative to their private market value.

Prudential US Real Estate Fund	9

Comments on Largest Holdings

7.6%	Simon Property Group, Inc., Retail REITs

Simon Property Group, Inc. is a self-administered and self-managed REIT. The company owns, develops, and manages retail real estate properties including regional malls, outlet centers, community/lifestyle centers, and international properties.

5.6%	Equity Residential, Residential REITs

Equity Residential is a REIT. The trust acquires, develops, and manages apartment complexes in the US.

4.7%	Essex Property Trust, Inc., Residential REITs

Essex Property Trust, Inc. is a self-administered and self-managed REIT company. The company specializes in acquiring, developing and managing multifamily residential properties. Essex has ownership interests in residential properties and commercial properties located in California and Washington.

4.6%	Welltower, Inc., Health Care REITs

Welltower Inc. operates as a REIT. The Trust invests in senior housing and health care real estate properties. Welltower serves customers in the US.

4.5%	General Growth Properties, Inc., Retail REITs

General Growth Properties, Inc. is a REIT. The company owns, and operates leases and acquires and expands enclosed regional shopping mall centers throughout the US. The REIT, with its operating partnership, also has unconsolidated equity interests in other regional mall companies.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period, and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential US Real Estate Fund	11

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,107.10	1.60%	$8.43
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07
Class B	Actual	$1,000.00	$1,103.10	2.35%	$12.36
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83
Class C	Actual	$1,000.00	$1,103.20	2.35%	$12.36
	Hypothetical	$1,000.00	$1,013.25	2.35%	$11.83
Class Z	Actual	$1,000.00	$1,108.60	1.35%	$7.12
	Hypothetical	$1,000.00	$1,018.25	1.35%	$6.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund's fiscal year ended March 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s expense ratios for the 12-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.73	1.61
B	2.43	2.36
C	2.43	2.36
Z	1.43	1.36

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential US Real Estate Fund	13

Portfolio of Investments

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS

Diversified REITs 9.3%
Duke Realty Corp.	58,756	$1,324,360
Empire State Realty Trust, Inc. (Class A Stock)	56,804	995,774
First Potomac Realty Trust	68,108	617,058
Store Capital Corp.	43,386	1,122,830

		4,060,022

Health Care REITs 9.2%
Community Healthcare Trust, Inc.	25,872	478,374
Healthcare Realty Trust, Inc.	25,334	782,567
Physicians Realty Trust	40,148	745,950
Welltower, Inc.	28,874	2,002,123

		4,009,014

Hotel & Resort REITs 4.5%
Chesapeake Lodging Trust	29,581	782,713
Sunstone Hotel Investors, Inc.	85,538	1,197,532

		1,980,245

Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	20,828	473,629

Office REITs 10.7%
Brookfield Canada Office Properties (Canada)	11,184	251,279
Hudson Pacific Properties, Inc.	43,699	1,263,775
New York REIT, Inc.	146,694	1,481,610
Parkway Properties, Inc.	29,520	462,283
SL Green Realty Corp.	10,139	982,266
Tier REIT, Inc.	16,565	222,634

		4,663,847

Residential REITs 20.0%
Apartment Investment & Management Co. (Class A Stock)	28,259	1,181,791
Boardwalk Real Estate Investment Trust (Canada)	7,326	292,138
Camden Property Trust	6,195	520,938
Equity LifeStyle Properties, Inc.	14,168	1,030,439
Equity Residential	32,782	2,459,633
Essex Property Trust, Inc.	8,734	2,042,533
Monogram Residential Trust, Inc.	60,061	592,201
Sun Communities, Inc.	9,008	645,063

		8,764,736

See Notes to Financial Statements.

Prudential US Real Estate Fund	15

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Retail REITs 26.9%
Acadia Realty Trust	25,758	$904,878
Equity One, Inc.	30,894	885,422
Federal Realty Investment Trust	10,683	1,667,082
General Growth Properties, Inc.	66,549	1,978,502
National Retail Properties, Inc.	21,419	989,558
Retail Properties of America, Inc. (Class A Stock)	62,475	990,229
Simon Property Group, Inc.	16,032	3,329,686
Taubman Centers, Inc.	14,385	1,024,644

		11,770,001

Specialized REITs 15.2%
CoreSite Realty Corp.	7,883	551,889
Equinix, Inc.	5,144	1,701,172
Extra Space Storage, Inc.	18,662	1,744,151
Public Storage	4,851	1,338,051
Sovran Self Storage, Inc.	11,162	1,316,558

		6,651,821

TOTAL LONG-TERM INVESTMENTS (cost $35,956,760)		42,373,315

SHORT-TERM INVESTMENT 2.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $950,006) (Note 3)(a)	950,006	950,006

TOTAL INVESTMENTS 99.1% (cost $36,906,766) (Note 5)		43,323,321
Other assets in excess of liabilities 0.9%		396,556

NET ASSETS 100.0%		$43,719,877

The following abbreviations are used in the annual report:

OTC—Over-the-counter

REIT—Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

See Notes to Financial Statements.

16

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$4,060,022	$—	$—
Health Care REITs	4,009,014	—	—
Hotel & Resort REITs	1,980,245	—	—
Industrial REITs	473,629	—	—
Office REITs	4,663,847	—	—
Residential REITs	8,764,736	—	—
Retail REITs	11,770,001	—	—
Specialized REITs	6,651,821	—	—
Affiliated Mutual Fund	950,006	—	—

Total	$43,323,321	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows (Unaudited):

Retail REITs	26.9%
Residential REITs	20.0
Specialized REITs	15.2
Office REITs	10.7
Diversified REITs	9.3
Health Care REITs	9.2
Hotel & Resort REITs	4.5
Affiliated Mutual Fund	2.2%
Industrial REITs	1.1

99.1
Other assets in excess of liabilities	0.9

100.0%

See Notes to Financial Statements.

Prudential US Real Estate Fund	17

Statement of Assets & Liabilities

as of March 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $35,956,760)	$42,373,315
Affiliated investments (cost $950,006)	950,006
Receivable for investments sold	814,355
Dividends receivable	136,799
Receivable for Fund shares sold	14,602
Prepaid expenses	303

Total assets	44,289,380

Liabilities
Payable for investments purchased	469,092
Accrued expenses	42,823
Management fee payable	34,587
Payable for Fund shares reacquired	16,929
Distribution fee payable	3,318
Affiliated transfer agent fee payable	1,935
Loan interest payable	819

Total liabilities	569,503

Net Assets	$43,719,877

Net assets were comprised of:
Shares of beneficial interest, at par	$3,189
Paid-in capital in excess of par	36,707,630

36,710,819
Undistributed net investment income	381,730
Accumulated net realized gain on investment and foreign currency transactions	210,750
Net unrealized appreciation on investments and foreign currencies	6,416,578

Net assets, March 31, 2016	$43,719,877

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($5,012,662 ÷ 365,509 shares of beneficial interest issued and outstanding)	$13.71
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.51

Class B
Net asset value, offering price and redemption price per share, ($1,275,735 ÷ 94,396 shares of beneficial interest issued and outstanding)	$13.51

Class C
Net asset value, offering price and redemption price per share, ($1,490,949 ÷ 110,503 shares of beneficial interest issued and outstanding)	$13.49

Class Z
Net asset value, offering price and redemption price per share, ($35,940,531 ÷ 2,618,712 shares of beneficial interest issued and outstanding)	$13.72

See Notes to Financial Statements.

Prudential US Real Estate Fund	19

Statement of Operations

Year Ended March 31, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $4,801)	$1,448,365
Affiliated dividend income	851

Total income	1,449,216

Expenses
Management fee	403,309
Distribution fee—Class A	14,550
Distribution fee—Class B	14,427
Distribution fee—Class C	15,433
Custodian and accounting fees	68,000
Registration fees	54,000
Transfer agent’s fees and expenses (including affiliated expense of $11,300)	26,000
Audit fee	24,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	12,000
Loan interest expense	3,249
Insurance expenses	1,000
Miscellaneous	18,875

Total expenses	685,843
Less: Management fee waiver and/or expense reimbursement	(33,220)
Distribution fee waiver—Class A	(2,425)

Net expenses	650,198

Net investment income	799,018

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,809,935
Foreign currency transactions	(2,197)

1,807,738

Net change in unrealized appreciation (depreciation) on:
Investments	(1,878,617)
Foreign currencies	310

(1,878,307)

Net loss on investment and foreign currency transactions	(70,569)

Net Increase In Net Assets Resulting From Operations	$728,449

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

	Year Ended March 31,
	2016	2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$799,018	$460,236
Net realized gain on investment and foreign currency transactions	1,807,738	3,894,243
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,878,307)	3,444,264

Net increase in net assets resulting from operations	728,449	7,798,743

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(47,609)	(44,609)
Class B	(5,802)	(5,672)
Class C	(6,507)	(4,820)
Class Z	(454,720)	(348,278)

	(514,638)	(403,379)

Distributions from net realized gains
Class A	(360,255)	(250,972)
Class B	(105,714)	(80,873)
Class C	(116,114)	(68,723)
Class Z	(2,830,149)	(1,611,724)

	(3,412,232)	(2,012,292)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,984,936	12,126,539
Net asset value of shares issued in reinvestment of dividends and distributions	3,903,922	2,370,051
Cost of shares reacquired	(19,274,633)	(7,613,897)

Net increase in net assets from Fund share transactions	1,614,225	6,882,693

Total increase (decrease)	(1,584,196)	12,265,765

Net Assets:
Beginning of year	45,304,073	33,038,308

End of year(a)	$43,719,877	$45,304,073

(a) Includes undistributed net investment income of:	$381,730	$94,534

See Notes to Financial Statements.

Prudential US Real Estate Fund	21

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund (the “Fund”), Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential US Real Estate Fund, a non-diversified series of the Trust. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolios are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

22

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential US Real Estate Fund	23

Notes to Financial Statements (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

24

sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Prudential US Real Estate Fund	25

Notes to Financial Statements (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (PREI), which is a business unit of PGIM, Inc. (PGIM). The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the average daily net assets through September 30, 2015. Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% on average daily net assets up to and including $1 billion, .88% on the next $2 billion of average daily net assets, .86% on the next $2 billion of average daily net assets, .85% on the next $5 billion of average daily net assets and ..84% on the average daily net assets in excess of $10 billion. The effective management fee rate, net of waivers and/or expense reimbursement was .83% for the year ended March 31, 2016.

For the year ended March 31, 2016, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution

26

Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, Class B and Class C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. For the year ended March 31, 2016, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through July 31, 2016.

PIMS has advised the Fund that it has received $28,554 in front-end sales charges resulting from sales of Class A shares during the year ended March 31, 2016. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended March 31, 2016, it has received $2,372 and $97 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended March 31, 2016, were $69,998,267 and $71,561,616 respectively.

Prudential US Real Estate Fund	27

Notes to Financial Statements (continued)

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment and foreign currency transactions. For the year ended March 31, 2016, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment and foreign currency transactions by $2,816, due to differences in the treatment for book and tax purposes of certain transactions involving foreign securities and currencies, investments in passive foreign investment companies and reclassification of dividends. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended March 31, 2016, the tax character of dividends paid by the Fund were $852,226 from ordinary income and $3,074,644 from long-term capital gains. For the year ended March 31, 2015, the tax character of dividends paid by the Fund were $1,046,567 from ordinary income and $1,369,104 from long-term capital gains.

As of March 31, 2016, the accumulated undistributed earnings on a tax basis were $387,448 of ordinary income and $817,912 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$37,519,646	$6,787,247	$(983,572)	$5,803,675	$23	$5,803,698

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies and mark-to-market of receivables and payables.

28

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of March 31, 2016, Prudential owned 1,092,790 Class Z shares of the Fund.

Prudential US Real Estate Fund	29

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended March 31, 2016:
Shares sold	111,510	$1,549,638
Shares issued in reinvestment of dividends and distributions	30,657	392,234
Shares reacquired	(204,549)	(2,836,189)

Net increase (decrease) in shares outstanding before conversion	(62,382)	(894,317)
Shares issued upon conversion from other share class(es)	2,524	32,658
Shares reacquired upon conversion into other share class(es)	(13,913)	(194,677)

Net increase (decrease) in shares outstanding	(73,771)	$(1,056,336)

Year ended March 31, 2015:
Shares sold	313,666	$4,485,704
Shares issued in reinvestment of dividends and distributions	18,345	256,094
Shares reacquired	(130,361)	(1,880,814)

Net increase (decrease) in shares outstanding before conversion	201,650	2,860,984
Shares issued upon conversion from other share class(es)	1,818	25,486
Shares reacquired upon conversion into other share class(es)	(5,072)	(70,876)

Net increase (decrease) in shares outstanding	198,396	$2,815,594

Class B
Year ended March 31, 2016:
Shares sold	1,207	$16,701
Shares issued in reinvestment of dividends and distributions	8,792	110,699
Shares reacquired	(37,118)	(497,117)

Net increase (decrease) in shares outstanding before conversion	(27,119)	(369,717)
Shares issued upon conversion from other share class(es)	(2,557)	(32,658)

Net increase (decrease) in shares outstanding	(29,676)	$(402,375)

Year ended March 31, 2015:
Shares sold	49,244	$676,908
Shares issued in reinvestment of dividends and distributions	6,117	84,415
Shares reacquired	(13,715)	(188,024)

Net increase (decrease) in shares outstanding before conversion	41,646	573,299
Shares reacquired upon conversion into other share class(es)	(1,839)	(25,486)

Net increase (decrease) in shares outstanding	39,807	$547,813

30

Class C	Shares	Amount
Year ended March 31, 2016:
Shares sold	15,384	$206,851
Shares issued in reinvestment of dividends and distributions	9,313	117,096
Shares reacquired	(35,360)	(465,604)

Net increase (decrease) in shares outstanding	(10,663)	$(141,657)

Year ended March 31, 2015:
Shares sold	68,039	$966,130
Shares issued in reinvestment of dividends and distributions	5,051	69,600
Shares reacquired	(19,468)	(273,093)

Net increase (decrease) in shares outstanding	53,622	$762,637

Class Z
Year ended March 31, 2016:
Shares sold	1,116,124	$15,211,746
Shares issued in reinvestment of dividends and distributions	256,269	3,283,893
Shares reacquired	(1,146,552)	(15,475,723)

Net increase (decrease) in shares outstanding before conversion	225,841	3,019,916
Shares issued upon conversion from other share class(es)	13,906	194,677

Net increase (decrease) in shares outstanding	239,747	$3,214,593

Year ended March 31, 2015:
Shares sold	423,139	$5,997,797
Shares issued in reinvestment of dividends and distributions	140,493	1,959,942
Shares reacquired	(382,549)	(5,271,966)

Net increase (decrease) in shares outstanding before conversion	181,083	2,685,773
Shares issued upon conversion from other share class(es)	5,069	70,876

Net increase (decrease) in shares outstanding	186,152	$2,756,649

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended March 31, 2016. The Fund had an average outstanding balance of $760,190 for 100 days at a weighted average interest rate of 1.54%. The maximum loan balance outstanding during the period was $3,312,000. At March 31, 2016, the Fund did not have an outstanding loan balance.

Prudential US Real Estate Fund	31

Notes to Financial Statements (continued)

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

32

Financial Highlights

Class A Shares
	Year Ended March 31,
	2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Year	$14.80	$12.78	$12.86	$11.75	$10.79
Income (loss) from investment operations:
Net investment income	.21	.15	.10	.07	.06
Net realized and unrealized gain (loss) on investments	(.11)	2.74	.39	1.39	1.02
Total from investment operations	.10	2.89	.49	1.46	1.08
Less Dividends and Distributions:
Dividends from net investment income	(.14)	(.13)	(.10)	(.06)	(.09)
Distributions from net realized gains	(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(1.19)	(.87)	(.57)	(.35)	(.12)
Net Asset Value, end of year	$13.71	$14.80	$12.78	$12.86	$11.75
Total Return(a):	1.28%	23.06%	4.20%	12.70%	10.09%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,013	$6,502	$3,080	$2,027	$727
Average net assets (000)	$4,850	$4,728	$2,687	$1,234	$445
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	1.61% (d)	1.60%	1.60%	1.60%	1.60%
Expense Before Waivers and/or Expense Reimbursement	1.73% (d)	1.85%	2.05%	1.96%	2.30%
Net investment income	1.53%	1.06%	.79%	.61%	.60%
Portfolio turnover rate	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

Prudential US Real Estate Fund	33

Financial Highlights (continued)

Class B Shares
	Year Ended March 31,
	2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Year	$14.62	$12.67	$12.78	$11.72	$10.77
Income (loss) from investment operations:
Net investment income (loss)	.11	.05	.03	(.02)	(.05)
Net realized and unrealized gain (loss) on investments	(.11)	2.69	.37	1.38	1.06
Total from investment operations	-	2.74	.40	1.36	1.01
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.05)	(.04)	(.01)	(.03)
Distributions from net realized gains	(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(1.11)	(.79)	(.51)	(.30)	(.06)
Net Asset Value, end of year	$13.51	$14.62	$12.67	$12.78	$11.72
Total Return(a):	.52%	22.05%	3.53%	11.80%	9.46%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,276	$1,814	$1,067	$1,380	$450
Average net assets (000)	$1,443	$1,480	$1,244	$950	$125
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.36% (d)	2.35%	2.35%	2.35%	2.35%
Expense Before Waivers and/or Expense Reimbursement	2.43% (d)	2.55%	2.73%	2.66%	2.77%
Net investment income (loss)	.80%	.35%	.21%	(.13)%	(.46)%
Portfolio turnover rate	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

34

Class C Shares
	Year Ended March 31,
	2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Year	$14.60	$12.65	$12.76	$11.70	$10.77
Income (loss) from investment operations:
Net investment income (loss)	.11	.04	.02	(.01)	(.04)
Net realized and unrealized gain (loss) on investments	(.11)	2.70	.38	1.37	1.03
Total from investment operations	-	2.74	.40	1.36	.99
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.05)	(.04)	(.01)	(.03)
Distributions from net realized gains	(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(1.11)	(.79)	(.51)	(.30)	(.06)
Net Asset Value, end of year	$13.49	$14.60	$12.65	$12.76	$11.70
Total Return(a):	.53%	22.09%	3.54%	11.82%	9.28%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,491	$1,769	$854	$690	$107
Average net assets (000)	$1,543	$1,244	$824	$401	$72
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	2.36% (d)	2.35%	2.35%	2.35%	2.35%
Expense Before Waivers and/or Expense Reimbursement	2.43% (d)	2.55%	2.75%	2.65%	3.02%
Net investment income (loss)	.80%	.31%	.12%	(.12)%	(.33)%
Portfolio turnover rate	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

Prudential US Real Estate Fund	35

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31,
	2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Year	$14.80	$12.79	$12.86	$11.75	$10.79
Income (loss) from investment operations:
Net investment income	.26	.19	.14	.11	.10
Net realized and unrealized gain (loss) on investments	(.12)	2.72	.39	1.38	1.00
Total from investment operations	.14	2.91	.53	1.49	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.17)	(.16)	(.13)	(.09)	(.11)
Distributions from net realized gains	(1.05)	(.74)	(.47)	(.29)	(.03)
Total dividends and distributions	(1.22)	(.90)	(.60)	(.38)	(.14)
Net Asset Value, end of year	$13.72	$14.80	$12.79	$12.86	$11.75
Total Return(a):	1.56%	23.27%	4.55%	12.96%	10.36%

Ratios/Supplemental Data:
Net assets, end of year (000)	$35,941	$35,218	$28,037	$22,749	$18,843
Average net assets (000)	$36,976	$29,979	$21,876	$20,014	$15,035
Ratios to average net assets(c):
Expense After Waivers and/or Expense Reimbursement	1.36% (d)	1.35%	1.35%	1.35%	1.35%
Expense Before Waivers and/or Expense Reimbursement	1.43% (d)	1.55%	1.74%	1.69%	2.08%
Net investment income	1.90%	1.34%	1.08%	.90%	.89%
Portfolio turnover rate	156%	98%	66%	53%	51%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Includes 0.01% of loan interest expense.

See Notes to Financial Statements.

36

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential US Real Estate Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 18, 2016

Prudential US Real Estate Fund	37

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended March 31, 2016, the Fund reported the maximum amount allowed per share but not less than $0.94 per share for Class A, B, C and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

In January 2017, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2016.

38

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential US Real Estate Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2001; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential US Real Estate Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential US Real Estate Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E    0291787-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Long-Short Equity Fund

ANNUAL REPORT	MARCH 31, 2016

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Objective: Long-term capital appreciation

Highlights

PRUDENTIAL QMA LONG-SHORT EQUITY FUND

The following are key elements of the Fund’s performance during the past fiscal year.

•

The Fund achieved equity-like returns with lower volatility than the S&P 500 Index* (the Index). The Fund used a bottom-up stock selection strategy that has a net market exposure range of between 20-80%. Net exposure is the percentage difference between a fund’s long and short exposure. The Fund bought stocks that had sound earnings potential, high quality, and better valuation than industry peers. Subsequently, the Fund shorted stocks with the opposite characteristics.

•

Strong stock selection across several sectors contributed to solid returns. Stocks that were high quality and had good earnings prospects outperformed those with poor quality and negative earnings prospects. Long and short positions based on quality and earnings benefited the Fund the most. These positions were in information technology, health care, and industrials.

•

Taking positions based on valuation in the financials sector detracted from performance. Financial companies that were deemed expensive did much better than those that seemed cheap; therefore, the Fund’s stock selection detracted from performance of the fund.

*	Over the past year, the Fund’s average annual return was 3.93% with a standard deviation, which is a measure volatility, of 6.33% against the S&P 500 Index’s average annual return of 1.78% with a standard deviation of 14.66% (as of 3/31/16, source: Morningstar).

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial Company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential QMA Long-Short Equity Fund informative and useful. The report covers performance for the 12-month period that ended March 31, 2016.

During the period, the US economy continued to grow modestly. A strong US labor market and low oil prices have encouraged consumers to spend more. Globally, Europe and Japan continue to experience anemic growth, with the slowing economy in China remaining the biggest potential risk to global growth.

After an extremely volatile first quarter, US stocks staged an impressive recovery in mid-February and March to stay slightly positive for the reporting period. The US bull market is in its seventh year, the third longest bull market since World War II.

Bond markets recovered from earlier difficulties and were in positive territory by the end of the reporting period. Treasuries and corporate bonds posted gains, as did high yield.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for many major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential QMA Long-Short Equity Fund

May 16, 2016

Prudential QMA Long-Short Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	3.67	14.80 (5/29/14)
Class C	2.96	13.29 (5/29/14)
Class Z	3.93	15.40 (5/29/14)
S&P 500 Index	1.78	11.27
Customized Blend Index	1.17	5.90
Lipper Alternative Long/Short Equity Funds Average	–4.38	–1.08

Average Annual Total Returns (with Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	–2.03	4.52 (5/29/14)
Class C	1.96	7.01 (5/29/14)
Class Z	3.93	8.08 (5/29/14)
S&P 500 Index	1.78	6.00
Customized Blend Index	1.17	3.17
Lipper Alternative Long/Short Equity Funds Average	–4.38	–0.70

Average Annual Total Returns (without Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	3.67	7.78 (5/29/14)
Class C	2.96	7.01 (5/29/14)
Class Z	3.93	8.08 (5/29/14)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential QMA Long-Short Equity Fund (Class A shares) with a similar investment in the S&P 500 Index and the Customized Blend Index, by portraying the initial account values at the commencement of operations for Class A shares (May 29, 2014) and the account values at the end of the current fiscal year (March 31, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Prudential QMA Long-Short Equity Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the Citigroup 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury Bill issues.

Lipper Alternative Long/Short Equity Funds Average—The Lipper Alternative Long/Short Equity Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Alternative Long/Short Equity Funds category for the periods noted. Funds in the Lipper Alternative Long/Short Equity Funds category employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

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Five Largest Holdings—Long Positions* expressed as a percentage of net assets as of 3/31/16 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	2.0
Facebook, Inc., Internet Software & Services	1.6
Alphabet, Inc., Internet Software & Services	1.3
Bank of America Corp., Banks	1.3
Citigroup, Inc., Banks	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions** expressed as a percentage of net assets as of 3/31/16 (%)
Global Payments, Inc., IT Services	–1.1
Workday, Inc. (Class A), Software	–1.0
Splunk, Inc., Software	–1.0
Palo Alto Networks, Inc., Communications Equipment	–1.0
Middleby Corp. (The), Machinery	–1.0

Five Largest Industries expressed as a percentage of net assets as of 3/31/16 (%)
Software	5.4
Real Estate Investment Trusts (REITs)	4.8
Internet Software & Services	4.4
Biotechnology	4.3
Oil, Gas & Consumable Fuels	4.1

Industry weightings reflect only long-term investments and are subject to change.

*A long position is defined as buying shares of stock with the expectation of profiting when the share price appreciates.

**A short position is defined as borrowing shares and then selling those shares with the expectation of profiting when the share price depreciates and those shares can be bought back at a cheaper price. Short positions in the Fund are expressed as a negative percentage of net assets.

Prudential QMA Long-Short Equity Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential QMA Long-Short Equity Fund’s Class A shares returned 3.67% for the twelve-month period ended March 31, 2016, outperforming the 1.78% return of the S&P 500 Index and the 1.17% return of its Customized Blend Index. The Fund also outperformed the –4.38% return of the Lipper Alternative Long/Short Equity Funds Average.

What were market conditions?

•	Weak energy prices, a strong US dollar, and decelerating economic growth in China were key influences on the global economic landscape in the period.

•

A Chinese market correction in late summer and the ensuing devaluation of the yuan heightened skepticism about the reported strength of economic growth in the world’s second-largest economy and raised concerns that other struggling economies might set off a cycle of competitive devaluations to remain competitive in global export markets.

•	The US remained the strongest of the major global economies. Economic activity in Europe remained anemic but showed signs of improving.

•	These factors, combined with uncertainty through much of the period about the timing and pace of monetary tightening in the US, contributed to continued volatility in global financial markets.

•

Later in the reporting period, stocks began to turn upward. In March, a strong rally powered stocks in the Index to rise by almost seven percent. Continued low interest rates and a stabilization in oil prices helped stocks.

What worked?

•

The Fund bought stocks that were expected to gain in value (long positions) and sold borrowed stocks it did not own (short positions). A short sale is done with the expectation that a stock can be bought at a lower price in the future to generate profits. However, if stock prices rally, a short sale can result in a loss, as a fund would have to buy the stock back at a higher price than it was sold.

•

The Fund achieved equity-like returns with lower volatility than the S&P 500 Index. The Fund used a bottom-up stock selection strategy that has a net market exposure range of between 20-80%. Net exposure is the percentage difference between a fund’s long and short exposure. The Fund bought stocks that had sound earnings potential, high quality, and better valuation than industry peers. Subsequently, the Fund shorted stocks with the opposite characteristics.

•

Strong stock selection across several sectors contributed to solid returns. Stocks that were high quality and had good earnings prospects outperformed those with poor quality and negative earnings prospects. Long and short positions based on quality and earnings

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benefited the Fund the most. These positions were in information technology, health care, and industrials.

•

The fund had an average net market exposure of about 37%. This helped to reduce volatility relative to the overall market, and added modestly to performance of the Fund when compared to holding a static 50% net market exposure, which QMA considers to be a neutral position. An adjustment for the Long-Short strategy is the increase or decrease of market exposure relative to risk. Flexibility to adjust net market exposure was particularly useful in August 2015 and January 2016, when the Fund had lower than average net market exposure going into market downturns.

What didn’t work?

•

QMA aims to buy companies that are reasonably valued relative to industry peers and to short expensive companies. Taking positions based on valuation in the financials sector detracted from performance.

•	Financial companies that were deemed expensive did much better than those that seemed cheap; therefore, the Fund’s stock selection detracted from performance.

Top Contributors (%)		Top Detractors (%)
SunEdison, Inc.	0.70	Dillard’s, Inc. Class A	–0.41
Apple, Inc.	0.51	GrubHub, Inc.	–0.41
Platform Specialty Products Corp.	0.51	General Electric Company	–0.42
Restoration Hardware Holdings, Inc.	0.44	Netflix, Inc.	–0.50
Alliance Data Systems Corp.	0.41	Facebook, Inc. Class A	–0.50

Current outlook

QMA’s stock selection strategy is designed to do well in most market conditions. It takes many positions, long and short, in both growth and value stocks across the market capitalization spectrum. This diversification ensures that the Fund is not overexposed to any one company, but will potentially benefit from good companies that are reasonable priced and perform well. QMA expects this strategy to potentially drive positive results this year.

In the coming year, QMA expects volatility to continue and expects that the strategy should benefit. Volatility can produce mispricing that is advantageous to quantitative strategies. In addition, the combination of both long and short positions provides between 20-80% exposure to the market. This means that, in QMA’s view, the Fund should fall less than the market when there is downside volatility because it is less than 100% exposed to the market.

Prudential QMA Long-Short Equity Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Long-Short Equity Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,038.60	2.44%	$12.44
	Hypothetical	$1,000.00	$1,017.80	2.44%	$12.28
Class C	Actual	$1,000.00	$1,035.30	3.19%	$16.23
	Hypothetical	$1,000.00	$1,009.05	3.19%	$16.02
Class Z	Actual	$1,000.00	$1,040.30	2.19%	$11.17
	Hypothetical	$1,000.00	$1,014.05	2.19%	$11.03

*	Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183

days	in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ended
March	31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any
underlying	portfolios in which the Fund may invest.

Prudential QMA Long-Short Equity Fund	11

Fees and Expenses (continued)

The Fund’s expense ratios for the 12-month period ended March 31, 2016 are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.64	2.45
C	3.37	3.22
Z	2.40	2.18

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of March 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS

Aerospace & Defense 3.4%
AAR Corp.	21,700	$504,959
BWX Technologies, Inc.	76,400	2,563,984
Engility Holdings, Inc.*	5,900	110,684
General Dynamics Corp.	15,900	2,088,783
Huntington Ingalls Industries, Inc.	10,300	1,410,482
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	53,100	2,408,616

		9,087,508

Air Freight & Logistics 1.1%
FedEx Corp.(a)	17,720	2,883,398

Airlines 2.0%
Alaska Air Group, Inc.	11,500	943,230
Delta Air Lines, Inc.	26,200	1,275,416
JetBlue Airways Corp.*	32,700	690,624
Southwest Airlines Co.	53,700	2,405,760

		5,315,030

Auto Components 0.4%
Cooper Tire & Rubber Co.	15,200	562,704
Lear Corp.	2,200	244,574
Visteon Corp.	2,900	230,811

		1,038,089

Automobiles 0.6%
General Motors Co.	55,100	1,731,793

Banks 4.1%
Bank of America Corp.(a)	254,000	3,434,080
Citigroup, Inc.(a)	80,600	3,365,050
JPMorgan Chase & Co.(a)	51,800	3,067,596
Regions Financial Corp.	10,800	84,780
SunTrust Banks, Inc.	29,200	1,053,536

		11,005,042

Beverages 1.0%
PepsiCo, Inc.(a)	26,700	2,736,216

Biotechnology 4.3%
AbbVie, Inc.	42,400	2,421,888
Alkermes PLC (Ireland)*	14,500	495,755

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	13

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d)
Amgen, Inc.	8,480	$1,271,406
Biogen, Inc.*	2,480	645,594
Celgene Corp.*	26,200	2,622,358
Concert Pharmaceuticals, Inc.*	13,600	185,776
Gilead Sciences, Inc.	18,000	1,653,480
Regeneron Pharmaceuticals, Inc.*	2,440	879,474
United Therapeutics Corp.*	9,000	1,002,870
Vertex Pharmaceuticals, Inc.*	6,400	508,736

		11,687,337

Building Products 2.4%
American Woodmark Corp.*	3,500	261,065
Armstrong World Industries, Inc.*	5,100	246,687
Continental Building Products, Inc.*	48,500	900,160
Insteel Industries, Inc.	13,600	415,752
Masco Corp.	79,500	2,500,275
NCI Building Systems, Inc.*	33,800	479,960
Owens Corning	9,600	453,888
Patrick Industries, Inc.*	6,900	313,191
Universal Forest Products, Inc.	9,900	849,618

		6,420,596

Capital Markets 0.5%
Goldman Sachs Group, Inc. (The)	3,760	590,245
Piper Jaffray Cos.*	16,000	792,960

		1,383,205

Chemicals 1.6%
Cabot Corp.	5,200	251,316
FutureFuel Corp.	11,800	139,122
GCP Applied Technologies, Inc.*	4,800	95,712
Huntsman Corp.	18,700	248,710
Koppers Holdings, Inc.*	29,300	658,371
LyondellBasell Industries NV (Class A Stock)	6,300	539,154
Rayonier Advanced Materials, Inc.	16,300	154,850
Westlake Chemical Corp.	45,300	2,097,390

		4,184,625

Commercial Services & Supplies 0.4%
Ennis, Inc.	12,100	236,555
Essendant, Inc.	8,300	265,019
Knoll, Inc.	9,900	214,335

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d)
Steelcase, Inc. (Class A Stock)	24,800	$370,016

		1,085,925

Communications Equipment 2.2%
Brocade Communications Systems, Inc.	33,200	351,256
Cisco Systems, Inc.	28,000	797,160
Digi International, Inc.*	18,400	173,512
F5 Networks, Inc.*	5,360	567,356
Ixia*	29,400	366,324
Juniper Networks, Inc.	68,900	1,757,639
NETGEAR, Inc.*	39,600	1,598,652
ShoreTel, Inc.*	47,200	351,168

		5,963,067

Construction & Engineering 0.6%
Argan, Inc.	5,400	189,864
EMCOR Group, Inc.	21,900	1,064,340
KBR, Inc.	25,700	397,836

		1,652,040

Construction Materials 0.4%
Headwaters, Inc.*	48,800	968,192

Consumer Finance 0.9%
Navient Corp.	204,900	2,452,653
Nelnet, Inc. (Class A Stock)	2,400	94,488

		2,547,141

Containers & Packaging 0.7%
Crown Holdings, Inc.*	2,400	119,016
Greif, Inc. (Class A Stock)	49,000	1,604,750
Owens-Illinois, Inc.*	6,700	106,932

		1,830,698

Distributors 0.5%
Genuine Parts Co.	5,800	576,288
LKQ Corp.*	22,200	708,846

		1,285,134

Diversified Telecommunication Services 1.9%
AT&T, Inc.	48,600	1,903,662
Inteliquent, Inc.	17,600	282,480

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	15

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d)
Verizon Communications, Inc.(a)	54,300	$2,936,544

		5,122,686

Electric Utilities 1.5%
Entergy Corp.	4,300	340,904
Exelon Corp.	37,100	1,330,406
FirstEnergy Corp.	29,900	1,075,503
PPL Corp.	33,300	1,267,731

		4,014,544

Electrical Equipment 0.2%
Babcock & Wilcox Enterprises, Inc.*	29,600	633,440

Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc.	4,800	212,640
CDW Corp.	21,900	908,850
ePlus, Inc.*	800	64,408
Ingram Micro, Inc. (Class A Stock)	15,300	549,423
PC Connection, Inc.	8,000	206,480
Sanmina Corp.*	7,600	177,688

		2,119,489

Energy Equipment & Services 0.3%
Archrock, Inc.	31,900	255,200
Bristow Group, Inc.	33,500	633,820

		889,020

Food & Staples Retailing 0.8%
Ingles Markets, Inc. (Class A Stock)	4,200	157,500
Kroger Co. (The)	40,600	1,552,950
Wal-Mart Stores, Inc.	6,600	452,034

		2,162,484

Food Products 2.6%
Archer-Daniels-Midland Co.	61,100	2,218,541
Bunge Ltd.(a)	47,800	2,708,826
ConAgra Foods, Inc.	48,100	2,146,222

		7,073,589

Gas Utilities 0.8%
UGI Corp.	51,900	2,091,051

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 3.5%
ABIOMED, Inc.*	5,400	$511,974
Baxter International, Inc.	53,200	2,185,456
C.R. Bard, Inc.	7,780	1,576,773
Edwards Lifesciences Corp.*	6,640	585,714
Hologic, Inc.*	39,600	1,366,200
ICU Medical, Inc.*	900	93,690
Masimo Corp.*	40,200	1,681,968
Stryker Corp.	12,600	1,351,854

		9,353,629

Health Care Providers & Services 3.7%
Aetna, Inc.	4,000	449,400
Anthem, Inc.	1,160	161,228
Centene Corp.*	6,100	375,577
Express Scripts Holding Co.*	32,400	2,225,556
Magellan Health, Inc.*	28,300	1,922,419
McKesson Corp.	13,200	2,075,700
UnitedHealth Group, Inc.	14,600	1,881,940
Universal Health Services, Inc. (Class B Stock)	4,700	586,184
WelllCare Health Plans, Inc.*	3,500	324,625

		10,002,629

Health Care Technology 0.2%
Quality Systems, Inc.	37,200	566,928

Hotels, Restaurants & Leisure 3.4%
Belmond Ltd. (United Kingdom) (Class A Stock)*	8,500	80,665
Bloomin’ Brands, Inc.	111,200	1,875,944
Bojangles’, Inc.*	6,700	113,967
Carrols Restaurant Group, Inc.*	13,000	187,720
Denny’s Corp.*	50,600	524,216
Eldorado Resorts, Inc.*	17,400	199,056
Extended Stay America, Inc.	92,600	1,509,380
Marriott Vacations Worldwide Corp.	8,300	560,250
McDonald’s Corp.	11,800	1,483,024
Wyndham Worldwide Corp.(a)	35,700	2,728,551

		9,262,773

Household Durables 1.8%
Cavco Industries, Inc.*	6,200	579,452
D.R. Horton, Inc.(a)	91,400	2,763,022
Flexsteel Industries, Inc.	3,800	165,984

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	17

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d)
La-Z-Boy, Inc.	43,200	$1,155,168
NVR, Inc.*	110	190,564
Taylor Morrison Home Corp. (Class A Stock)*	3,100	43,772

		4,897,962

Household Products 0.1%
Procter & Gamble Co. (The)	4,600	378,626

Independent Power & Renewable Electricity Producers 1.1%
AES Corp.	45,700	539,260
NRG Energy, Inc.	153,400	1,995,734
Ormat Technologies, Inc.	7,300	301,052
Talen Energy Corp.*	26,300	236,700

		3,072,746

Industrial Conglomerates 0.7%
3M Co.	1,400	233,282
Carlisle Cos., Inc.	15,400	1,532,300

		1,765,582

Insurance 0.4%
Lincoln National Corp.	18,600	729,120
United Insurance Holdings Corp.	16,100	309,281

		1,038,401

Internet & Catalog Retail 1.3%
1-800-Flowers.com, Inc. (Class A Stock)*	50,800	400,304
Amazon.com, Inc.*	3,010	1,786,856
FTD Cos., Inc.*	4,000	105,000
Nutrisystem, Inc.	51,400	1,072,718

		3,364,878

Internet Software & Services 4.4%
Alphabet, Inc. (Class A Stock)*	1,450	1,106,205
Alphabet, Inc. (Class C Stock)*(a)	4,662	3,472,957
eBay, Inc.*(a)	114,100	2,722,426
Facebook, Inc. (Class A Stock)*(a)	36,800	4,198,880
RetailMeNot, Inc.*	40,000	320,400

		11,820,868

IT Services 1.7%
Black Knight Financial Services, Inc. (Class A Stock)*	9,500	294,785
Computer Sciences Corp.	6,000	206,340

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d)
CSRA, Inc.	6,000	$161,400
DST Systems, Inc.	1,800	202,986
Hackett Group, Inc. (The)	14,100	213,192
Leidos Holdings, Inc.	11,200	563,584
MasterCard, Inc. (Class A Stock)	6,200	585,900
Total System Services, Inc.	9,500	452,010
Travelport Worldwide Ltd.	33,200	453,512
Visa, Inc. (Class A Stock)	18,100	1,384,288

		4,517,997

Leisure Products 0.2%
Brunswick Corp.	10,700	513,386
Sturm Ruger & Co., Inc.	2,100	143,598

		656,984

Life Sciences Tools & Services 1.3%
Bruker Corp.	47,300	1,324,400
Charles River Laboratories International, Inc.*	4,300	326,542
Quintiles Transnational Holdings, Inc.*	9,000	585,900
VWR Corp.*	47,700	1,290,762

		3,527,604

Machinery 1.6%
Harsco Corp.	25,600	139,520
Lydall, Inc.*	13,300	432,516
Rexnord Corp.*	33,200	671,304
SPX Corp.	37,400	561,748
SPX FLOW, Inc.*	47,800	1,198,824
Trinity Industries, Inc.	20,700	379,017
Wabash National Corp.*	68,800	908,160

		4,291,089

Media 0.4%
DISH Network Corp. (Class A Stock)*	3,500	161,910
News Corp. (Class A Stock)	39,200	500,584
Viacom, Inc. (Class B Stock)	12,800	528,384

		1,190,878

Metals & Mining 1.0%
Steel Dynamics, Inc.	36,800	828,368
Worthington Industries, Inc.	55,800	1,988,712

		2,817,080

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	19

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities 1.3%
MDU Resources Group, Inc.	125,500	$2,442,230
Public Service Enterprise Group, Inc.	19,900	938,086

		3,380,316

Multiline Retail 0.9%
Dillard’s, Inc. (Class A Stock)	5,880	499,271
Macy’s, Inc.	41,300	1,820,917

		2,320,188

Oil, Gas & Consumable Fuels 4.1%
Columbia Pipeline Group, Inc.	73,100	1,834,810
Hess Corp.	18,300	963,495
HollyFrontier Corp.	46,300	1,635,316
Marathon Oil Corp.	67,000	746,380
Marathon Petroleum Corp.	52,300	1,944,514
ONEOK, Inc.	3,000	89,580
Phillips 66	22,400	1,939,616
Tesoro Corp.	1,900	163,419
Valero Energy Corp.	27,600	1,770,264

		11,087,394

Paper & Forest Products 0.8%
Boise Cascade Co.*	10,200	211,344
KapStone Paper & Packaging Corp.	143,600	1,988,860

		2,200,204

Personal Products 0.1%
Medifast, Inc.	6,900	208,311

Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	33,700	2,152,756
Heska Corp.*	3,800	108,300
Jazz Pharmaceuticals PLC*	22,000	2,872,100
Mallinckrodt PLC*(a)	47,300	2,898,544
Prestige Brands Holdings, Inc.*	15,300	816,867
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	42,000	459,060

		9,307,627

Professional Services 0.6%
Kforce, Inc.	22,000	430,760
On Assignment, Inc.*	13,000	479,960

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services (cont’d)
Robert Half International, Inc.	15,000	$698,700

		1,609,420

Real Estate Investment Trusts (REITs) 4.8%
Annaly Capital Management, Inc.	127,400	1,307,124
Ares Commercial Real Estate Corp.	16,400	179,580
CBL & Associates Properties, Inc.	207,500	2,469,250
Chimera Investment Corp.	92,800	1,261,152
Franklin Street Properties Corp.	43,100	457,291
GEO Group, Inc. (The)	68,500	2,374,895
Hospitality Properties Trust	6,200	164,672
InfraREIT, Inc.	20,000	341,000
Lexington Realty Trust	19,000	163,400
Ryman Hospitality Properties, Inc.	1,800	92,664
Starwood Property Trust, Inc.	130,000	2,460,900
Summit Hotel Properties, Inc.	44,200	529,074
Xenia Hotels & Resorts, Inc.	80,000	1,249,600

		13,050,602

Real Estate Management & Development 1.5%
CBRE Group, Inc. (Class A Stock)*	19,400	559,108
Jones Lang LaSalle, Inc.	21,230	2,490,704
Marcus & Millichap, Inc.*	23,400	594,126
Realogy Holdings Corp.*	13,900	501,929

		4,145,867

Road & Rail 0.1%
ArcBest Corp.	14,900	321,691

Semiconductors & Semiconductor Equipment 4.0%
Advanced Energy Industries, Inc.*	32,400	1,127,196
Brooks Automation, Inc.	10,000	104,000
Intel Corp.(a)	85,400	2,762,690
ON Semiconductor Corp.*	176,700	1,694,553
Skyworks Solutions, Inc.	17,200	1,339,880
Tessera Technologies, Inc.	54,500	1,689,500
Texas Instruments, Inc.	36,200	2,078,604

		10,796,423

Software 5.4%
A10 Networks, Inc.*	38,800	229,696
AVG Technologies NV*	48,000	996,000
Barracuda Networks, Inc.*	27,700	426,580

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	21

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d)
CDK Global, Inc.	5,800	$269,990
Citrix Systems, Inc.*	7,800	612,924
Electronic Arts, Inc.*	13,300	879,263
Intuit, Inc.	19,600	2,038,596
Manhattan Associates, Inc.*	31,100	1,768,657
Microsoft Corp.	17,100	944,433
Nuance Communications, Inc.*	111,900	2,091,411
Oracle Corp.(a)	69,300	2,835,063
Pegasystems, Inc.	10,000	253,800
Symantec Corp.	17,900	329,002
Synopsys, Inc.*	14,000	678,160
Verint Systems, Inc.*	4,200	140,196

		14,493,771

Specialty Retail 2.2%
Best Buy Co., Inc.	26,900	872,636
Francesca’s Holdings Corp.*	8,300	159,028
GNC Holdings, Inc. (Class A Stock)	69,300	2,200,275
Murphy USA, Inc.*	2,300	141,335
Staples, Inc.	224,200	2,472,926

		5,846,200

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.(a)	48,305	5,264,762
Hewlett Packard Enterprise Co.	15,100	267,723
HP, Inc.	19,300	237,776
NCR Corp.*	90,500	2,708,665

		8,478,926

Textiles, Apparel & Luxury Goods 0.7%
Michael Kors Holdings Ltd.*	20,000	1,139,200
Oxford Industries, Inc.	4,100	275,643
Unifi, Inc.*	10,200	233,682
Wolverine World Wide, Inc.	14,300	263,406

		1,911,931

Tobacco 1.0%
Altria Group, Inc.	41,900	2,625,454

Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.*(a)	82,300	2,721,661

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	12,800	$184,192

Water Utilities 0.1%
SJW Corp.	9,800	356,230

TOTAL LONG-TERM INVESTMENTS (cost $258,287,307)		264,484,401

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,973,972) (Note 4)(b)	13,973,972	13,973,972

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 103.4% (cost $272,261,279) (Note 5)		278,458,373

SECURITIES SOLD SHORT(c) (59.2)%

COMMON STOCKS

Aerospace & Defense (1.5)%
Aerovironment, Inc.*	8,700	(246,384)
Hexcel Corp.	36,100	(1,577,931)
TransDigm Group, Inc.*	9,970	(2,196,790)

		(4,021,105)

Air Freight & Logistics (0.1)%
Echo Global Logistics, Inc.*	14,300	(388,388)

Auto Components (0.3)%
Dorman Products, Inc.*	7,000	(380,940)
Motorcar Parts of America, Inc.*	7,900	(300,042)

		(680,982)

Banks (2.2)%
Bank of Hawaii Corp.	4,600	(314,088)
Bank of the Ozarks, Inc.	9,700	(407,109)
BankUnited, Inc.	20,300	(699,132)
City Holding Co.	2,800	(133,784)
Commerce Bancshares, Inc.	28,400	(1,276,580)
Community Bank System, Inc.	5,200	(198,692)
CVB Financial Corp.	18,600	(324,570)
People’s United Financial, Inc.	133,200	(2,121,876)
PrivateBancorp, Inc.	5,000	(193,000)
Signature Bank*	1,200	(163,344)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	23

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d)
UMB Financial Corp.	1,900	$(98,097)
United Bankshares, Inc.	2,400	(88,080)

		(6,018,352)

Biotechnology (3.2)%
Agios Pharmaceuticals, Inc.*	16,800	(682,080)
Alexion Pharmaceuticals, Inc.*	18,000	(2,505,960)
Alnylam Pharmaceuticals, Inc.*	7,400	(464,498)
Amicus Therapeutics, Inc.*	52,600	(444,470)
Bluebird Bio, Inc.*	21,000	(892,500)
Infinity Pharmaceuticals, Inc.*	19,600	(103,292)
Ironwood Pharmaceuticals, Inc.*	36,000	(393,840)
PTC Therapeutics, Inc.*	13,800	(88,872)
Sarepta Therapeutics, Inc.*	8,900	(173,728)
Seattle Genetics, Inc.*	59,800	(2,098,382)
TESARO, Inc.*	17,800	(783,734)

		(8,631,356)

Building Products (0.5)%
Builders FirstSource, Inc.*	52,200	(588,294)
Trex Co., Inc.*	13,800	(661,434)

		(1,249,728)

Capital Markets (0.2)%
Greenhill & Co., Inc.	13,100	(290,820)
Janus Capital Group Inc.	20,500	(299,915)

		(590,735)

Chemicals (2.7)%
Albemarle Corp.	37,200	(2,378,196)
Ashland, Inc.	1,100	(120,956)
Axalta Coating Systems Ltd.*	8,500	(248,200)
FMC Corp.	47,200	(1,905,464)
International Flavors & Fragrances, Inc.	18,200	(2,070,614)
Platform Specialty Products Corp.*	71,300	(613,180)

		(7,336,610)

Commercial Services & Supplies (1.6)%
Covanta Holding Corp.	58,300	(982,938)
Healthcare Services Group, Inc.	8,400	(309,204)
Mobile Mini, Inc.	12,800	(422,656)

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d)
Stericycle, Inc.*	20,600	$(2,599,514)

		(4,314,312)

Communications Equipment (1.8)%
Applied Optoelectronics, Inc.*	5,700	(84,987)
Palo Alto Networks, Inc.*	16,900	(2,757,066)
ViaSat, Inc.*	26,900	(1,976,612)

		(4,818,665)

Construction & Engineering (0.1)%
Primoris Services Corp.	12,400	(301,320)

Consumer Finance (0.1)%
LendingClub Corp.*	46,300	(384,290)

Containers & Packaging (0.8)%
Ball Corp.	29,300	(2,088,797)

Diversified Consumer Services (0.2)%
2U, Inc.*	7,100	(160,460)
Houghton Mifflin Harcourt Co.*	16,200	(323,028)

		(483,488)

Diversified Financial Services (0.8)%
MarketAxess Holdings, Inc.	16,700	(2,084,661)

Electric Utilities (1.1)%
Great Plains Energy, Inc.	7,400	(238,650)
PNM Resources, Inc.	3,900	(131,508)
Southern Co. (The)	35,000	(1,810,550)
Xcel Energy, Inc.	18,500	(773,670)

		(2,954,378)

Electronic Equipment, Instruments & Components (1.7)%
Badger Meter, Inc.	6,500	(432,315)
Benchmark Electronics, Inc.*	14,800	(341,140)
Corning, Inc.	74,800	(1,562,572)
FLIR Systems, Inc.	28,500	(939,075)
National Instruments Corp.	34,200	(1,029,762)
OSI Systems, Inc.*	2,600	(170,274)

		(4,475,138)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	25

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services (1.7)%
Halliburton Co.	45,000	$(1,607,400)
Patterson-UTI Energy, Inc.	51,400	(905,668)
Schlumberger Ltd.	28,800	(2,124,000)

		(4,637,068)

Food Products (0.7)%
B&G Foods, Inc.	34,400	(1,197,464)
Hain Celestial Group, Inc. (The)*	5,800	(237,278)
TreeHouse Foods, Inc.*	2,400	(208,200)
WhiteWave Foods Co. (The)*	5,600	(227,584)

		(1,870,526)

Gas Utilities
Laclede Group, Inc. (The)	1,400	(94,850)

Health Care Equipment & Supplies (1.8)%
Analogic Corp.	2,200	(173,822)
Cooper Cos., Inc. (The)	2,800	(431,116)
Cynosure, Inc. (Class A Stock)*	2,700	(119,124)
DexCom, Inc.*	22,100	(1,500,811)
Endologix, Inc.*	28,900	(241,604)
GenMark Diagnostics, Inc.*	18,000	(94,860)
LDR Holding Corp.*	16,700	(425,683)
Nevro Corp.*	12,600	(708,876)
Wright Medical Group NV*	46,200	(766,920)
Zeltiq Aesthetics, Inc.*	17,400	(472,584)

		(4,935,400)

Health Care Providers & Services (2.1)%
Acadia Healthcare Co., Inc.*	37,500	(2,066,625)
Air Methods Corp.*	16,800	(608,496)
AMN Healthcare Services, Inc.*	5,300	(178,133)
Cross Country Healthcare, Inc.*	18,100	(210,503)
ExamWorks Group, Inc.*	22,900	(676,924)
HealthSouth Corp.	5,300	(199,439)
Team Health Holdings, Inc.*	41,900	(1,751,839)

		(5,691,959)

Health Care Technology (0.3)%
Medidata Solutions, Inc.*	6,100	(236,131)
Veeva Systems, Inc. (Class A Stock)*	21,000	(525,840)

		(761,971)

See Notes to Financial Statements.

26

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (2.0)%
Buffalo Wild Wings, Inc.*	8,500	$(1,259,020)
ClubCorp Holdings, Inc.	18,700	(262,548)
Diamond Resorts International, Inc.*	6,900	(167,670)
Domino’s Pizza, Inc.	16,600	(2,188,876)
Dunkin’ Brands Group, Inc.	31,200	(1,471,704)
MGM Resorts International*	4,700	(100,768)

		(5,450,586)

Household Durables (0.6)%
CalAtlantic Group, Inc.	3,400	(113,628)
Newell Rubbermaid, Inc.	31,700	(1,403,993)

		(1,517,621)

Household Products (0.4)%
Energizer Holdings, Inc.	23,800	(964,138)

Independent Power & Renewable Electricity Producers (0.2)%
Pattern Energy Group, Inc.	34,800	(663,636)

Insurance (1.1)%
Arch Capital Group Ltd. (Bermuda)*	3,300	(234,630)
Brown & Brown, Inc.	3,500	(125,300)
Mercury General Corp.	3,200	(177,600)
RenaissanceRe Holdings Ltd. (Bermuda)	17,200	(2,061,076)
RLI Corp.	5,500	(367,730)

		(2,966,336)

Internet & Catalog Retail (1.6)%
Expedia, Inc.	23,600	(2,544,552)
Liberty Ventures (Class A Stock)*	45,200	(1,768,224)

		(4,312,776)

Internet Software & Services (1.0)%
Demandware, Inc.*	16,800	(656,880)
Five9, Inc.*	11,000	(97,790)
LinkedIn Corp. (Class A Stock)*	2,700	(308,745)
Marketo, Inc.*	8,300	(162,431)
Yahoo!, Inc.*	42,500	(1,564,425)

		(2,790,271)

IT Services (2.2)%
Blackhawk Network Holdings, Inc.*	23,300	(799,190)
EPAM Systems, Inc.*	5,900	(440,553)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	27

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d)
Global Payments, Inc.	44,200	$(2,886,260)
PayPal Holdings, Inc.*	48,700	(1,879,820)

		(6,005,823)

Leisure Products (0.8)%
Mattel, Inc.	64,000	(2,151,680)

Life Sciences Tools & Services (1.1)%
Albany Molecular Research, Inc.*	13,700	(209,473)
Illumina, Inc.*	12,500	(2,026,375)
NanoString Technologies, Inc.*	10,800	(164,376)
NeoGenomics, Inc.*	34,200	(230,508)
Pacific Biosciences of California, Inc.*	24,000	(204,000)

		(2,834,732)

Machinery (2.5)%
CIRCOR International, Inc.	5,800	(269,062)
Deere & Co.	2,700	(207,873)
Donaldson Co., Inc.	44,500	(1,419,995)
Middleby Corp. (The)*	25,500	(2,722,635)
Pentair PLC (United Kingdom)	7,100	(385,246)
Proto Labs, Inc.*	8,900	(686,101)
RBC Bearings, Inc.*	13,300	(974,358)
Woodward, Inc.	1,500	(78,030)

		(6,743,300)

Media (1.2)%
IMAX Corp.*	35,800	(1,113,022)
Lions Gate Entertainment Corp.	82,500	(1,802,625)
National CineMedia, Inc.	8,100	(123,201)
Nexstar Broadcasting Group, Inc. (Class A Stock)	4,700	(208,069)

		(3,246,917)

Metals & Mining (0.4)%
Allegheny Technologies, Inc.	8,900	(145,070)
Carpenter Technology Corp.	25,900	(886,557)

		(1,031,627)

Multi-Line Retail (0.2)%
Ollie’s Bargain Outlet Holdings, Inc.*	18,500	(433,455)

Multi-Utilities (0.1)%
NorthWestern Corp.	5,500	(339,625)

See Notes to Financial Statements.

28

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (2.1)%
Callon Petroleum Co.*	28,100	$(248,685)
Carrizo Oil & Gas, Inc.*	26,100	(807,012)
Continental Resources, Inc.*	22,000	(667,920)
Diamondback Energy, Inc.*	28,800	(2,222,784)
Memorial Resource Development Corp.*	40,400	(411,272)
Parsley Energy, Inc. (Class A Stock)*	15,700	(354,820)
PDC Energy, Inc.*	16,500	(980,925)

		(5,693,418)

Paper & Forest Products (0.2)%
Louisiana-Pacific Corp.*	28,700	(491,344)

Pharmaceuticals (0.6)%
ANI Pharmaceuticals, Inc.*	4,200	(141,372)
Nektar Therapeutics*	31,100	(427,625)
Pacira Pharmaceuticals, Inc.*	19,900	(1,054,302)

		(1,623,299)

Professional Services (2.4)%
Advisory Board Co. (The)*	23,100	(744,975)
Alkermes PLC	39,800	(2,095,868)
Huron Consulting Group, Inc.*	11,900	(692,461)
Verisk Analytics, Inc. (Class A Stock)*	28,400	(2,269,728)
WageWorks, Inc.*	11,500	(582,015)

		(6,385,047)

Real Estate Investment Trusts (REITs) (2.8)%
CyrusOne, Inc.	23,800	(1,086,470)
Education Realty Trust, Inc.	3,400	(141,440)
Equity One, Inc.	33,800	(968,708)
Kilroy Realty Corp.	5,400	(334,098)
National Retail Properties, Inc.	44,300	(2,046,660)
New York REIT, Inc.	17,400	(175,740)
Potlatch Corp.	2,500	(78,750)
QTS Realty Trust, Inc. (Class A Stock)	11,700	(554,346)
Realty Income Corp.	36,400	(2,275,364)

		(7,661,576)

Real Estate Management & Development (0.4)%
Howard Hughes Corp. (The)*	9,800	(1,037,722)

Road & Rail (0.6)%
Genesee & Wyoming, Inc. (Class A Stock)*	4,300	(269,610)

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	29

Portfolio of Investments (continued)

as of March 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d)
Heartland Express, Inc.	30,200	$(560,210)
Knight Transportation, Inc.	31,200	(815,880)

		(1,645,700)

Semiconductors & Semiconductor Equipment (2.1)%
Cavium, Inc.*	32,100	(1,963,236)
Cypress Semiconductor Corp.	125,000	(1,082,500)
Diodes, Inc.*	18,100	(363,810)
M/A-COM Technology Solutions Holdings, Inc.*	29,500	(1,291,805)
Microchip Technology, Inc.	1,700	(81,940)
Qorvo, Inc.*	10,000	(504,100)
Ultratech, Inc.*	14,700	(321,048)

		(5,608,439)

Software (3.8)%
NetSuite, Inc.*	16,000	(1,095,840)
Proofpoint, Inc.*	3,800	(204,364)
RingCentral, Inc. (Class A Stock)*	25,500	(401,625)
ServiceNow, Inc.*	5,000	(305,900)
Splunk, Inc.*	57,500	(2,813,475)
Tyler Technologies, Inc.*	20,200	(2,597,922)
Workday, Inc. (Class A Stock)*	36,700	(2,820,028)

		(10,239,154)

Specialty Retail (1.4)%
Advance Auto Parts, Inc.	13,100	(2,100,454)
Monro Muffler Brake, Inc.	6,300	(450,261)
Restoration Hardware Holdings, Inc.*	14,400	(603,360)
Select Comfort Corp.*	26,100	(506,079)

		(3,660,154)

Textiles, Apparel & Luxury Goods (1.0)%
Under Armour, Inc. (Class A Stock)*	30,600	(2,595,798)

Thrifts & Mortgage Finance (0.1)%
PHH Corp.*	26,400	(331,056)

Trading Companies & Distributors (0.7)%
Fastenal Co.	39,100	(1,915,900)

Water Utilities (0.1)%
Aqua America, Inc.	7,200	(229,104)

See Notes to Financial Statements.

30

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Wireless Telecommunication Services
Boingo Wireless, Inc.*	14,300	$(110,396)

TOTAL SECURITIES SOLD SHORT (proceeds received $156,130,663)		(159,494,709)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 44.2% (cost $116,130,616 (Note 5))		118,963,664
Other assets in excess of liabilities 55.8%		150,405,170

NET ASSETS 100.0%		$269,368,834

The following abbreviation is used in the annual report:

OTC—Over-the-counter

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $53,500,266.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(c)	The aggregate value of securities sold short is $159,494,709. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $212,047,776, exceeds the value of securities sold short as of March 31, 2016. Securities sold short are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Long Positions:
Common Stocks
Aerospace & Defense	$9,087,508	$—	$—
Air Freight & Logistics	2,883,398	—	—
Airlines	5,315,030	—	—

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	31

Portfolio of Investments (continued)

as of March 31, 2016

	Level 1	Level 2	Level 3
Auto Components	$1,038,089	$—	$—
Automobiles	1,731,793	—	—
Banks	11,005,042	—	—
Beverages	2,736,216	—	—
Biotechnology	11,687,337	—	—
Building Products	6,420,596	—	—
Capital Markets	1,383,205	—	—
Chemicals	4,184,625	—	—
Commercial Services & Supplies	1,085,925	—	—
Communications Equipment	5,963,067	—	—
Construction & Engineering	1,652,040	—	—
Construction Materials	968,192	—	—
Consumer Finance	2,547,141	—	—
Containers & Packaging	1,830,698	—	—
Distributors	1,285,134	—	—
Diversified Telecommunication Services	5,122,686	—	—
Electric Utilities	4,014,544	—	—
Electrical Equipment	633,440	—	—
Electronic Equipment, Instruments & Components	2,119,489	—	—
Energy Equipment & Services	889,020	—	—
Food & Staples Retailing	2,162,484	—	—
Food Products	7,073,589	—	—
Gas Utilities	2,091,051	—	—
Health Care Equipment & Supplies	9,353,629	—	—
Health Care Providers & Services	10,002,629	—	—
Health Care Technology	566,928	—	—
Hotels, Restaurants & Leisure	9,262,773	—	—
Household Durables	4,897,962	—	—
Household Products	378,626	—	—
Independent Power & Renewable Electricity Producers	3,072,746	—	—
Industrial Conglomerates	1,765,582	—	—
Insurance	1,038,401	—	—
Internet & Catalog Retail	3,364,878	—	—
Internet Software & Services	11,820,868	—	—
IT Services	4,517,997	—	—
Leisure Products	656,984	—	—
Life Sciences Tools & Services	3,527,604	—	—
Machinery	4,291,089	—	—
Media	1,190,878	—	—
Metals & Mining	2,817,080	—	—
Multi-Utilities	3,380,316	—	—
Multiline Retail	2,320,188	—	—
Oil, Gas & Consumable Fuels	11,087,394	—	—
Paper & Forest Products	2,200,204	—	—
Personal Products	208,311	—	—

See Notes to Financial Statements.

32

	Level 1	Level 2	Level 3
Pharmaceuticals	$9,307,627	$—	$—
Professional Services	1,609,420	—	—
Real Estate Investment Trusts (REITs)	13,050,602	—	—
Real Estate Management & Development	4,145,867	—	—
Road & Rail	321,691	—	—
Semiconductors & Semiconductor Equipment	10,796,423	—	—
Software	14,493,771	—	—
Specialty Retail	5,846,200	—	—
Technology Hardware, Storage & Peripherals	8,478,926	—	—
Textiles, Apparel & Luxury Goods	1,911,931	—	—
Tobacco	2,625,454	—	—
Trading Companies & Distributors	2,721,661	—	—
Transportation Infrastructure	184,192	—	—
Water Utilities	356,230	—	—
Affiliated Mutual Fund	13,973,972	—	—
Securities Sold Short:
Common Stocks
Aerospace & Defense	(4,021,105)	—	—
Air Freight & Logistics	(388,388)	—	—
Auto Components	(680,982)	—	—
Banks	(6,018,352)	—	—
Biotechnology	(8,631,356)	—	—
Building Products	(1,249,728)	—	—
Capital Markets	(590,735)	—	—
Chemicals	(7,336,610)	—	—
Commercial Services & Supplies	(4,314,312)	—	—
Communications Equipment	(4,818,665)	—	—
Construction & Engineering	(301,320)	—	—
Consumer Finance	(384,290)	—	—
Containers & Packaging	(2,088,797)	—	—
Diversified Consumer Services	(483,488)	—	—
Diversified Financial Services	(2,084,661)	—	—
Electric Utilities	(2,954,378)	—	—
Electronic Equipment, Instruments & Components	(4,475,138)	—	—
Energy Equipment & Services	(4,637,068)	—	—
Food Products	(1,870,526)	—	—
Gas Utilities	(94,850)	—	—
Health Care Equipment & Supplies	(4,935,400)	—	—
Health Care Providers & Services	(5,691,959)	—	—
Health Care Technology	(761,971)	—	—
Hotels, Restaurants & Leisure	(5,450,586)	—	—
Household Durables	(1,517,621)	—	—
Household Products	(964,138)	—	—
Independent Power & Renewable Electricity Producers	(663,636)	—	—
Insurance	(2,966,336)	—	—

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	33

Portfolio of Investments (continued)

as of March 31, 2016

	Level 1	Level 2	Level 3
Internet & Catalog Retail	$(4,312,776)	$—	$—
Internet Software & Services	(2,790,271)	—	—
IT Services	(6,005,823)	—	—
Leisure Products	(2,151,680)	—	—
Life Sciences Tools & Services	(2,834,732)	—	—
Machinery	(6,743,300)	—	—
Media	(3,246,917)	—	—
Metals & Mining	(1,031,627)	—	—
Multi-Line Retail	(433,455)	—	—
Multi-Utilities	(339,625)	—	—
Oil, Gas & Consumable Fuels	(5,693,418)	—	—
Paper & Forest Products	(491,344)	—	—
Pharmaceuticals	(1,623,299)	—	—
Professional Services	(6,385,047)	—	—
Real Estate Investment Trusts (REITs)	(7,661,576)	—	—
Real Estate Management & Development	(1,037,722)	—	—
Road & Rail	(1,645,700)	—	—
Semiconductors & Semiconductor Equipment	(5,608,439)	—	—
Software	(10,239,154)	—	—
Specialty Retail	(3,660,154)	—	—
Textiles, Apparel & Luxury Goods	(2,595,798)	—	—
Thrifts & Mortgage Finance	(331,056)	—	—
Trading Companies & Distributors	(1,915,900)	—	—
Water Utilities	(229,104)	—	—
Wireless Telecommunication Services	(110,396)	—	—

Total	$118,963,664	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows (Unaudited):

Software	5.4%
Affiliated Mutual Fund	5.2
Real Estate Investment Trusts (REITs)	4.8
Internet Software & Services	4.4
Biotechnology	4.3
Oil, Gas & Consumable Fuels	4.1
Banks	4.1
Semiconductors & Semiconductor Equipment	4.0
Health Care Providers & Services	3.7
Health Care Equipment & Supplies	3.5
Pharmaceuticals	3.5
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.4
Technology Hardware, Storage & Peripherals	3.2
Food Products	2.6
Building Products	2.4
Communications Equipment	2.2%
Specialty Retail	2.2
Airlines	2.0
Diversified Telecommunication Services	1.9
Household Durables	1.8
IT Services	1.7
Machinery	1.6
Chemicals	1.6
Real Estate Management & Development	1.5
Electric Utilities	1.5
Life Sciences Tools & Services	1.3
Multi-Utilities	1.3
Internet & Catalog Retail	1.3
Independent Power & Renewable Electricity Producers	1.1
Air Freight & Logistics	1.1

See Notes to Financial Statements.

34

Metals & Mining	1.0%
Beverages	1.0
Trading Companies & Distributors	1.0
Tobacco	1.0
Consumer Finance	0.9
Multiline Retail	0.9
Paper & Forest Products	0.8
Food & Staples Retailing	0.8
Electronic Equipment, Instruments & Components	0.8
Gas Utilities	0.8
Textiles, Apparel & Luxury Goods	0.7
Containers & Packaging	0.7
Industrial Conglomerates	0.7
Automobiles	0.6
Construction & Engineering	0.6
Professional Services	0.6
Capital Markets	0.5
Distributors	0.5
Media	0.4
Commercial Services & Supplies	0.4
Insurance	0.4
Auto Components	0.4
Construction Materials	0.4
Energy Equipment & Services	0.3
Leisure Products	0.2
Electrical Equipment	0.2
Health Care Technology	0.2
Household Products	0.1
Water Utilities	0.1
Road & Rail	0.1
Personal Products	0.1
Transportation Infrastructure	0.1
Water Utilities	(0.1)
Construction & Engineering	(0.1)
Thrifts & Mortgage Finance	(0.1)
Multi-Utilities	(0.1)
Consumer Finance	(0.1)
Air Freight & Logistics	(0.1)
Multi-Line Retail	(0.2)
Diversified Consumer Services	(0.2)
Paper & Forest Products	(0.2)
Capital Markets	(0.2)
Independent Power & Renewable Electricity Producers	(0.2)
Auto Components	(0.3)%
Health Care Technology	(0.3)
Household Products	(0.4)
Metals & Mining	(0.4)
Real Estate Management & Development	(0.4)
Building Products	(0.5)
Household Durables	(0.6)
Pharmaceuticals	(0.6)
Road & Rail	(0.6)
Food Products	(0.7)
Trading Companies & Distributors	(0.7)
Diversified Financial Services	(0.8)
Containers & Packaging	(0.8)
Leisure Products	(0.8)
Textiles, Apparel & Luxury Goods	(1.0)
Internet Software & Services	(1.0)
Life Sciences Tools & Services	(1.1)
Electric Utilities	(1.1)
Insurance	(1.1)
Media	(1.2)
Specialty Retail	(1.4)
Aerospace & Defense	(1.5)
Internet & Catalog Retail	(1.6)
Commercial Services & Supplies	(1.6)
Electronic Equipment, Instruments & Components	(1.7)
Energy Equipment & Services	(1.7)
Communications Equipment	(1.8)
Health Care Equipment & Supplies	(1.8)
Hotels, Restaurants & Leisure	(2.0)
Semiconductors & Semiconductor Equipment	(2.1)
Health Care Providers & Services	(2.1)
Oil, Gas & Consumable Fuels	(2.1)
IT Services	(2.2)
Banks	(2.2)
Professional Services	(2.4)
Machinery	(2.5)
Chemicals	(2.7)
Real Estate Investment Trusts (REITs)	(2.8)
Biotechnology	(3.2)
Software	(3.8)

44.2
Other assets in excess of liabilities	55.8

100.0%

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	35

Statement of Assets & Liabilities

as of March 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $258,287,307)	$264,484,401
Affiliated investments (cost $13,973,972)	13,973,972
Deposit with broker for securities sold short	158,547,510
Receivable for Fund shares sold	4,294,425
Dividends receivable	471,826
Prepaid expenses	296

Total assets	441,772,430

Liabilities
Securities sold short, at value (proceeds received $156,130,663)	159,494,709
Payable to custodian	10,999,996
Payable for Fund shares reacquired	1,409,342
Management fee payable	233,245
Dividends payable on securities sold short	182,435
Accrued expenses and other liabilities	46,884
Distribution fee payable	33,319
Affiliated transfer agent fee payable	3,666

Total liabilities	172,403,596

Net Assets	$269,368,834

Net assets were comprised of:
Shares of beneficial interest, at par	$23,684
Paid-in capital in excess of par	261,565,136

261,588,820
Accumulated net investment loss	(2,235)
Accumulated net realized gain on investment transactions	4,949,201
Net unrealized appreciation on investments	2,833,048

Net assets, March 31, 2016	$269,368,834

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share, ($83,612,272 ÷ 7,364,376 shares of beneficial interest issued and outstanding)	$11.35
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$12.01

Class C
Net asset value, offering price and redemption price per share, ($22,164,999 ÷ 1,979,511 shares of beneficial interest issued and outstanding)	$11.20

Class Z
Net asset value, offering price and redemption price per share, ($163,591,563 ÷ 14,340,341 shares of beneficial interest issued and outstanding)	$11.41

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	37

Statement of Operations

Year Ended March 31, 2016

Net Investment Loss
Income
Unaffiliated dividend income	$2,242,364
Affiliated dividend income	20,352
Interest income	160

Total income	2,262,876

Expenses
Management fee	1,436,180
Distribution fee—Class A	86,912
Distribution fee—Class C	57,191
Dividend expense on short sales	620,362
Broker fees and expenses on short sales	84,246
Transfer agent’s fees and expenses (including affiliated expense of $7,500)	74,000
Custodian and accounting fees	66,000
Registration fees	57,000
Audit fee	31,000
Shareholders’ reports	29,000
Legal fees and expenses	22,000
Trustees’ fees	12,000
Insurance expenses	1,000
Miscellaneous	12,742

Total expenses	2,589,633
Less: Management fee waiver and/or expense reimbursement	(202,157)
Distribution fee waiver—Class A	(14,485)

Net expenses	2,372,991

Net investment loss	(110,115)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(1,382,589)
Short sales transactions	7,152,196

5,769,607

Net change in unrealized appreciation (depreciation) on:
Investments	3,514,482
Short sales	(2,914,406)

600,076

Net gain on investment transactions	6,369,683

Net Increase In Net Assets Resulting From Operations	$6,259,568

See Notes to Financial Statements.

38

Statement of Changes in Net Assets

	Year Ended March 31, 2016	May 29, 2014* through March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(110,115)	$(86,277)
Net realized gain on investment transactions	5,769,607	190,063
Net change in unrealized appreciation (appreciation) on investments	600,076	2,232,972

Net increase in net assets resulting from operations	6,259,568	2,336,758

Distributions from net realized gains (Note 1)
Class A	(275,823)	(894)
Class C	(37,161)	(552)
Class Z	(369,254)	(147,116)

	(682,238)	(148,562)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	250,414,087	37,229,289
Net asset value of shares issued in reinvestment of dividends and distributions	662,919	148,562
Cost of shares reacquired	(26,629,825)	(221,724)

Net increase in net assets from Fund share transactions	224,447,181	37,156,127

Total increase	230,024,511	39,344,323

Net Assets:
Beginning of period	39,344,323	—

End of period	$269,368,834	$39,344,323

*	Commencement of operations.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	39

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund (the “Fund”) and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential QMA Long-Short Equity Fund, a non-diversified Fund. The financial statements of the other portfolios are not presented herein. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

40

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential QMA Long-Short Equity Fund	41

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does generally not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement

42

dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures contracts against default.

Short Sales: The Fund engages in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold

Prudential QMA Long-Short Equity Fund	43

Notes to Financial Statements (continued)

the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and

44

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Association LLC (“QMA”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.40% of the average daily net assets of the Fund. The effective management fee rate was 1.20% for the year ended March 31, 2016.

For the year ended March 31, 2016, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Prudential QMA Long-Short Equity Fund	45

Notes to Financial Statements (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the year ended March 31, 2016, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $260,746 in front-end sales charges resulting from sales of Class A shares during the year ended March 31, 2016. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended March 31, 2016, it received $1 in contingent deferred sales charges imposed upon redemptions by certain Class A shareholders.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between and investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The Fund’s cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended March 31,

46

2016, were $276,517,567 and $53,437,328, respectively. Portfolio securities short sales and purchases to cover were $215,531,974 and $77,195,622, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present accumulated net investment loss, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to accumulated net investment loss and accumulated net realized gain on investment transactions. For the year ended March 31, 2016, the adjustments were to decrease accumulated net investment loss and decrease accumulated net realized gain on investment transactions by $127,477 due to differences in the treatment for book and tax purposes of investments in partnerships, net operating losses and other book to tax differences. Net investment loss, net realized gain (loss) on investment transactions and net assets were not affected by this change.

For the year ended March 31, 2016, the tax character of dividends paid by the Fund were $517,471 of ordinary income and $164,767 of long-term capital gains. For the period ended March 31, 2015, the tax character of dividends paid by the Fund was $148,562 of ordinary income.

As of March 31, 2016, the accumulated undistributed earnings on a tax basis were $4,947,140 of ordinary income and $66,363 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$272,325,581	$15,337,799	($9,205,007)	$6,132,792	($3,364,046)	$2,768,746

The difference between book basis and tax basis is primarily attributable to wash sales. The other cost basis adjustments is primarily attributable to unrealized appreciation of securities sold short.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential QMA Long-Short Equity Fund	47

Notes to Financial Statements (continued)

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of March 31, 2016, Prudential through its affiliates owned 2,022,766 Class Z shares of the Fund.

Transaction in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended March 31, 2016:
Shares sold	8,085,969	$90,252,223
Shares issued in reinvestment of dividends and distributions	23,057	257,317
Shares reacquired†	(806,602)	(8,889,899)

Net increase (decrease) in shares outstanding before conversion	7,302,424	81,619,641
Shares issued upon conversion from other share class(es)	96,634	1,107,227
Shares reacquired upon conversion into other share class(es)	(62,477)	(710,092)

Net increase (decrease) in shares outstanding	7,336,581	$82,016,776

Period ended March 31, 2015*:
Shares sold	40,205	$426,500
Shares issued in reinvestment of dividends and distributions	84	894
Shares reacquired	(12,050)	(124,714)

Net increase (decrease) in shares outstanding before conversion	28,239	302,680
Shares reacquired upon conversion into other share class(es)	(444)	(4,885)

Net increase (decrease) in shares outstanding	27,795	$297,795

48

Class C	Shares	Amount
Year ended March 31, 2016:
Shares sold	1,993,883	$21,879,991
Shares issued in reinvestment of dividends and distributions	3,322	36,645
Shares reacquired†	(34,815)	(384,517)

Net increase (decrease) in shares outstanding before conversion	1,962,390	21,532,119
Shares reacquired upon conversion into other share class(es)	(2,423)	(27,181)

Net increase (decrease) in shares outstanding	1,959,967	$21,504,938

Period ended March 31, 2015*:
Shares sold	19,492	$208,495
Shares issued in reinvestment of dividends and distributions	52	552

Net increase (decrease) in shares outstanding before conversion	19,544	$209,047

Class Z
Year ended March 31, 2016:
Shares sold	12,391,108	$138,281,873
Shares issued in reinvestment of dividends and distributions	32,943	368,957
Shares reacquired†	(1,573,471)	(17,355,409)

Net increase (decrease) in shares outstanding before conversion	10,850,580	121,295,421
Shares issued upon conversion from other share class(es)	64,583	737,273
Shares reacquired upon conversion into other share class(es)	(96,260)	(1,107,227)

Net increase (decrease) in shares outstanding	10,818,903	$120,925,467

Period ended March 31, 2015*:
Shares sold	3,516,128	$36,594,294
Shares issued in reinvestment of dividends and distributions	13,813	147,116
Shares reacquired	(8,946)	(97,010)

Net increase (decrease) in shares outstanding before conversion	3,520,995	36,644,400
Shares issued upon conversion from other share class(es)	443	4,885

Net increase (decrease) in shares outstanding	3,521,438	$36,649,285

*	Commencement of operations on May 29, 2014.
†	Includes affiliated redemption of 1,007 shares with a value of $11,365 for Class A shares, 1,007 shares with a value of $11,244 for Class C shares and 1,007 shares with a value of $11,405 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended March 31, 2016.

Prudential QMA Long-Short Equity Fund	49

Notes to Financial Statements (continued)

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

50

Financial Highlights

Class A Shares
	Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.00	$10.00
Income (loss) from investment operations:
Net investment loss	(.01)	(.05)
Net realized and unrealized gain on investments	.41	1.12
Total from investment operations	.40	1.07
Less Distributions:
Distributions from net realized gains	(.05)	(.07)
Net asset value, end of period	$11.35	$11.00
Total Return(a):	3.67%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,612	$306
Average net assets (000)	$28,971	$93
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.45%	2.41%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.64%	3.61%	(e)
Net investment loss	(.07)%	(.61)%	(e)
Portfolio turnover rate	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .70% and .63%, respectively, for the year ended March 31, 2016 and the period ended March 31, 2015.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	51

Financial Highlights (continued)

Class C Shares
	Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.93	$10.00
Income (loss) from investment operations:
Net investment loss	(.08)	(.12)
Net realized and unrealized gain on investments	.40	1.12
Total from investment operations	.32	1.00
Less Distributions:
Distributions from net realized gains	(.05)	(.07)
Net asset value, end of period	$11.20	$10.93
Total Return(a):	2.96%	10.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,165	$214
Average net assets (000)	$5,719	$56
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	3.22%	3.16%	(e)
Expenses before waivers and/or expense reimbursement(g)	3.37%	4.32%	(e)
Net investment loss	(.74)%	(1.38)%	(e)
Portfolio turnover rate	160%	131%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .71% and .65%, respectively, for the year ended March 31, 2016 and the period ended March 31, 2015.

See Notes to Financial Statements.

52

Class Z Shares
	Year Ended March 31, 2016	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$11.03	$10.00
Income (loss) from investment operations:
Net investment loss	(.01)	(.04)
Net realized and unrealized gain on investments	.44	1.14
Total from investment operations	.43	1.10
Less Distributions:
Distributions from net realized gains	(.05)	(.07)
Net asset value, end of period	$11.41	$11.03
Total Return(a):	3.93%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$163,592	$38,825
Average net assets (000)	$67,895	$23,245
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(g)	2.18%	2.12%	(e)
Expenses before waivers and/or expense reimbursement(g)	2.40%	3.27%	(e)
Net investment loss	(.07)%	(.44)%	(e)
Portfolio turnover rate	160%	131%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles, if any. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The expense ratio includes dividend expense and broker fees and expenses on short sales of .68% and .62%, respectively, for the year ended March 31, 2016 and the period ended March 31, 2015.

See Notes to Financial Statements.

Prudential QMA Long-Short Equity Fund	53

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential Long-Short Equity Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2016, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the period May 29, 2014 (commencement of operations) through March 31, 2015 and for the year ended March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 18, 2016

54

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended March 31, 2016, the Fund reports the maximum amount allowed per share, but not less than $0.01 for Class A, C and Z shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended March 31, 2016, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); 2) eligible for corporate dividend received deduction (DRD):

	QDI	DRD
Prudential QMA Long-Short Equity Fund	31.69%	32.12%

In January 2017 you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2016.

Prudential QMA Long-Short Equity Fund	55

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential QMA Long-Short Equity Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief
Executive Officer (since June 1996) of Quadrant
Media Corp. (publishing company); formerly
President (June 1995-June 1996) of Argus
Integrated Media, Inc.; Senior Vice President and
Managing Director (January 1993-1995) of
Cowles Business Media; Senior Vice President of
	Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2001; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential QMA Long-Short Equity Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential QMA Long-Short Equity Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Long-Short Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z
NASDAQ	PLHAX	PLHCX	PLHZX
CUSIP	744336868	744336850	744336843

MF221E    0291794-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Short Duration Muni High Income Fund

ANNUAL REPORT	MARCH 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

Highlights

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

The following are key elements of the Fund’s performance during the past fiscal year.

•

The Fund’s overweight in intermediate-term municipal bonds, versus those in the Barclays Short Duration Muni 50% HG / 50% HY Index (the Index) added to performance as spreads (the difference in yields) between intermediate-term municipal bonds and shorter-term maturities compressed.

•	An overweight versus the Index in healthcare bonds, which outperformed during the reporting period, contributed favorably to performance.

•

The Fund benefited from its overweight relative to the Index in tobacco settlement bonds as this was among the top performing sectors over the period. Tobacco bonds are backed by payments from tobacco companies participating in the Master Settlement Agreement.

•	The Fund’s overweight in certain corporate-backed positions had a negative impact as spreads widened during the reporting period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Short Duration Muni High Income Fund informative and useful. The report covers performance for the 12-month period that ended March 31, 2016.

During the period, the US economy continued to grow modestly. A strong US labor market and low oil prices have encouraged consumers to spend more. Globally, Europe and Japan continue to experience anemic growth, with the slowing economy in China remaining the biggest potential risk to global growth.

After an extremely volatile first quarter, US stocks staged an impressive recovery in mid-February and March to stay slightly positive for the reporting period. The US bull market is in its seventh year, the third longest bull market since World War II.

Bond markets recovered from earlier difficulties and were in positive territory by the end of the reporting period. Treasuries and corporate bonds posted gains, as did high yield.

Given the volatility in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

By having Prudential Investments help you address your goals, you gain the advantage of asset managers that also manage money for many major corporations and pension funds around the world. That means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential Short Duration Muni High Income Fund

May 16, 2016

Prudential Short Duration Muni High Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	3.07	6.60 (5/29/14)
Class C	2.30	5.05 (5/29/14)
Class Z	3.33	7.10 (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index	0.02	2.48
Lipper High Yield Municipal Debt Funds Average	4.85	11.27

Average Annual Total Returns (with Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	–0.28	1.69 (5/29/14)
Class C	1.30	2.71 (5/29/14)
Class Z	3.33	3.79 (5/29/14)
Barclays Short Duration Muni 50% HG / 50% HY Index	0.02	1.34
Lipper High Yield Municipal Debt Funds Average	4.85	5.99

Average Annual Total Returns (without Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	3.07	3.53 (5/29/14)
Class C	2.30	2.71 (5/29/14)
Class Z	3.33	3.79 (5/29/14)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Short Duration Muni High Income Fund (Class A shares) with a similar investment in the Barclays Short Duration Muni 50% HG/50% HY Index, by portraying the initial account values at the commencement of operations for Class A shares (May 29, 2014) and the account values at the end of the current fiscal year (March 31, 2016) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as explained in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

Prudential Short Duration Muni High Income Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Barclays Short Duration Muni 50% HG / 50% HY Index—The Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark eligible investment grade municipal bonds with maturities from 1 to 8 years, and the Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years.

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. The Lipper High Yield Municipal Debt Funds Average consists of funds that typically invest 50% or more of their assets in municipal debt issues rated BBB or lower.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date, and not from the Fund’s actual inception date.

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Distributions and Yields as of 3/31/16
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6%	43.4%		39.6%	43.4%
Class A	0.22	1.85	3.06	3.27	1.58	2.62	2.79
Class C	0.15	1.17	1.94	2.07	0.90	1.49	1.59
Class Z	0.25	2.17	3.59	3.83	1.90	3.15	3.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality expressed as a percentage of total investments as of 3/31/16 (%)
AAA	2.0
AA	12.3
A	20.6
BBB	31.6
BB	16.0
B	5.5
Not Rated	9.3
Cash/Cash Equivalents	2.7
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier statistical rating organizations are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Short Duration Muni High Income Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Short Duration Muni High Income Fund’s Class A shares returned 3.07% over the 12-month period that ended March 31, 2016, outperforming the 0.02% return of the Barclays Short Duration Muni 50% HG / 50% HY Index (the Index) but underperforming the 4.85% return of the Lipper High Yield Municipal Debt Funds Average.

What were conditions like in the municipal bond market?

•

Municipal securities exhibited solid performance. Mutual fund flows were mixed during the first half of the reporting period but steadily positive during the second half. Supply remained manageable. The existing supply of municipal securities can affect prices.

•

The Federal Reserve (Fed) finally hiked rates with a 25bp increase in December. However, given the concerns regarding global growth, the path to higher rates is expected to be gradual. The municipal yield curve flattened during the reporting period as front end rates rose following the Fed‘s first rate hike since 2006.

•	The favorable technical attributes drove municipal bonds to outperform Treasuries with maturities of five years and longer during the reporting period.

•

As the low rate environment continued, refunding volume outpaced new money issuance. In a refunding deal, an issuer reduces its interest expense by redeeming outstanding bonds and issuing new bonds at a lower interest rate.

•

On the credit front, investors absorbed the news flow out of Puerto Rico as credit deterioration continued. Midway through the reporting period, members of Congress inserted themselves into the conversation as several Congressional hearings regarding the fiscal and economic stability of Puerto Rico took place. By the end of the reporting period, a House Committee released draft legislation to address the crisis. Key aspects included a federal control board and provisions for debt restructuring if voluntary agreements with creditors could not be reached. Final legislation has yet to be enacted. The municipal market continued to view the Puerto Rico crisis as non-systemic.

•

In general, state and local governments continued to generate higher revenues through increased tax receipts, which provided for timely balanced budgets. Unfunded retiree obligations remain a broader long-term issue, with the states of Illinois and New Jersey, and the city of Chicago, at the forefront of this concern.

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What factors contributed positively to the Fund’s performance?

•

The Fund’s overweight in intermediate-term municipal bonds, versus those in the Index, added to performance as spreads (the difference in yields) between intermediate-term municipal bonds and shorter-term maturities compressed.

•	The Fund’s longer duration versus the Index contributed to performance.

•	The Fund’s underweight in Puerto Rico credits contributed to relative performance as spreads widened during the reporting period.

•

The Fund benefited from its overweight relative to the Index in tobacco settlement bonds as this was among the top performing sectors over the period. Tobacco bonds are backed by payments from tobacco companies participating in the Master Settlement Agreement.

•	An overweight versus the Index in healthcare bonds, which outperformed during the reporting period, contributed favorably to performance.

What factors contributed negatively to performance?

•	The Fund’s overweight in certain corporate-backed positions had a negative impact as spreads widened during the reporting period.

Did the Fund use derivatives and how did they affect performance?

•

The Fund held futures contracts on US Treasuries to shorten the portfolio’s duration, which reduced its sensitivity to changes in the level of rates. Duration is a measure of the sensitivity of the price of a security to changes in interest rates. Overall, this strategy had a positive impact on performance during the reporting period.

Current Outlook

Looking ahead, while municipal market technicals typically weaken at the start of the second quarter, the market is better positioned this year as steady demand is likely to continue in a stable rate environment. Any supply-driven cheapening should present attractive buying opportunities. The problem credits that have dominated the municipal market headlines in recent years have not been resolved. However, Prudential Fixed Income continues to believe that these credit issues, regardless of the outcomes, do not pose a systemic risk to the broader municipal market.

Prudential Short Duration Muni High Income Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2015, at the beginning of the period and held through the six-month period ended March 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

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amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short Duration Muni High Income Fund		Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,025.70	0.85%	$4.30
	Hypothetical	$1,000.00	$1,020.75	0.85%	$4.29
Class C	Actual	$1,000.00	$1,021.90	1.60%	$8.09
	Hypothetical	$1,000.00	$1,017.00	1.60%	$8.07
Class Z	Actual	$1,000.00	$1,027.00	0.60%	$3.04
	Hypothetical	$1,000.00	$1,022.00	0.60%	$3.03

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2016, and divided by the 366 days in the Fund’s fiscal year ended March 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Short Duration Muni High Income Fund	11

Fees and Expenses (continued)

The Fund’s expense ratios for the 12-month period ended March 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.11	0.85
C	1.86	1.60
Z	0.86	0.60

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

Alaska 0.4%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$607,428

Arizona 3.4%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.220	(a)	01/01/37	1,665	1,465,983
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Rfdg	3.000		07/01/20	500	506,575
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Series A, Rfdg, 144A	4.000		07/01/25	1,000	1,051,290
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750		07/01/24	500	533,240
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project, Series A, Rfdg	2.950		07/01/26	480	480,374
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400		06/01/43	500	507,550
Salt Verde Fin Corp., Gas Revenue	5.250		12/01/21	480	563,760

					5,108,772

California 6.6%
California Municipal Finance Authority, Revenue, Palmdale Aerospace Academy Project	4.000		07/01/26	750	792,600
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000		07/01/21	400	429,948
California School Finance Authority, Revenue, Green Dot Public School Project, Series A	4.000		08/01/25	330	351,143
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625		07/01/25	500	523,825
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500		07/01/18	495	514,236
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000		09/01/21	745	868,744
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000		09/01/19	385	419,265
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000		05/15/18	225	235,885
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000		09/01/22	225	265,849
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500		06/01/27	3,375	3,415,027

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	13

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.864	%(a)	11/15/27	700	$658,924
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000		11/15/17	150	158,570
Long Beach Bond Finance Authority, Revenue, Series A	5.250		11/15/19	70	78,201
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000		11/15/21	200	200,450
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.883	(a)	11/01/38	1,000	892,010
Tobacco Securitization Authority of Northern California, Revenue, Series A	4.750		06/01/23	30	30,007

					9,834,684

Colorado 2.8%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Bldg Corp. Stem Project, Rfdg	4.000		11/01/24	530	547,898
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series A, Rfdg	5.000		07/01/19	100	112,245
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/20	695	743,156
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000		01/01/22	100	108,071
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000		12/01/19	515	553,404
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000		09/01/20	650	749,866
Park Creek Metropolitan District, Series A, Speciality Tax, Rfdg	5.000		12/01/23	1,100	1,323,267

					4,137,907

Delaware 1.0%
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000		06/01/21	460	473,966
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000		06/01/23	415	424,761
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.250		06/01/24	415	426,906
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000		07/01/22	100	106,716

					1,432,349

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia 0.8%
District of Columbia Friendship Public Charter School, Revenue	3.550%	06/01/22	795	$838,216
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000	06/01/26	100	100,749
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000	07/01/23	225	258,858

				1,197,823

Florida 6.1%
Citizens Property Insurance Corp., Revenue, Series A-1	5.000	06/01/20	1,000	1,133,780
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	150	178,632
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	400	481,036
Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	820,586
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	43,590
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000	11/15/26	500	536,465
Halifax Hospital Medical Center, Revenue, Rfdg	5.000	06/01/24	340	406,773
Lakewood Ranch Stewardship District, Special Assessment	4.000	05/01/21	500	508,735
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/25	500	518,300
Lakewood Ranch Stewardship District, Special Assessment	4.250	05/01/26	250	252,652
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg	3.950	12/15/21	250	260,415
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250	10/01/21	100	114,098
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000	06/01/21	900	938,052
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	300	352,056
Village Community Development District No. 4, Special Assessment, Rfdg	4.125	05/01/21	95	102,451
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000	05/01/21	160	164,798
Village Community Development District No. 6, Special Assessment, Rfdg	3.000	05/01/20	120	121,103

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	15

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	495	$539,367
Village Community Development District No. 7, Special Assessment, Rfdg	4.000	05/01/25	195	215,793
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000	05/01/24	60	65,995
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000	05/01/26	260	280,103
Village Community Development District No.10, Special Assessment	4.500	05/01/23	250	275,675
Village Community Development District No.11, Special Assessment	3.250	05/01/19	750	755,407

				9,065,862

Georgia 1.1%
Monroe County Development Authority, Revenue, Georgia Power Co.	2.350	10/01/48	1,000	1,022,580
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500	01/01/20	30	31,674
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	500	583,035

				1,637,289

Guam 0.7%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000	07/01/20	400	453,892
Territory of Guam, Revenue, Series D, Rfdg	5.000	11/15/21	500	583,290

				1,037,182

Illinois 11.4%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000	12/01/18	250	257,270
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000	12/01/18	160	169,021
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg	4.000	12/01/16	145	147,725
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg (Pre-refunded 12/01/16)(b)	4.000	12/01/16	55	56,231
Chicago Board of Education, Series D, GO, AGM	5.000	12/01/17	100	104,170
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	235,492

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago Transit Authority, Revenue, Federal Transit Administration Sect 530, AGM, Rfdg	5.000%	06/01/22	1,610	$1,831,037
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000	01/01/20	270	275,665
City of Chicago, Series A, GO	5.000	01/01/18	215	220,379
City of Chicago, Series A, GO, AGM, Rfdg	5.000	01/01/21	50	50,187
City of Chicago, Series B, GO	5.000	01/01/17	280	283,732
City of Chicago, Series B, GO	5.000	01/01/18	600	615,012
City of Chicago, Series B, GO (Pre-refunded 1/01/17)(b)	5.000	01/01/17	220	226,976
City of Chicago, Series B, GO, Rfdg	5.000	01/01/19	750	776,820
City of Chicago, Series B, GO, Rfdg	5.000	01/01/23	250	259,400
City of Chicago, Series C, GO, Rfdg	5.000	01/01/22	630	657,103
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000	01/01/20	1,120	1,194,659
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000	01/01/25	350	389,830
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000	01/01/18	200	207,788
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	850	957,780
City of Chicago Waterworks, Revenue, Rfdg	4.000	11/01/19	490	523,011
City of Chicago Waterworks, Revenue, Second Lien Project	4.000	11/01/17	315	326,182
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250	11/01/18	250	265,148
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000	11/01/20	1,000	1,073,820
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000	11/01/20	385	430,076
City of Chicago Waterworks, Revenue, Second, Lien, Rfdg	5.000	11/01/22	135	154,792
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	275	324,890
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500	11/01/18	60	65,132
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	11/01/30	350	398,118
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000	04/01/31	500	500,060
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500	05/15/20	175	182,483
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000	08/15/23	600	655,230

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	17

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%	08/15/19	110	$120,944
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000	05/01/25	200	202,902
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375	06/01/21	610	719,812
State of Illinois, GO, Rfdg	5.000	01/01/18	475	502,327
State of Illinois, Revenue, GO, Rfdg	5.000	02/01/20	210	231,019
State of Illinois, Revenue, GO, AGM, Rfdg	4.000	01/01/20	525	563,724
State of Illinois, Rfdg	5.000	08/01/18	55	59,068
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000	01/01/20	200	221,950
State of Illinois, Series A, GO	5.000	04/01/20	100	110,282
State of Illinois, Series A, GO, AGM	4.000	09/01/22	150	155,946
State of Illinois, Series B, GO, Rfdg	5.250	01/01/18	250	265,455

				16,968,648

Indiana 0.6%
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	913,565

Iowa 1.7%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000	12/01/19	1,560	1,609,140
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500	12/01/22	415	429,724
Iowa Higher Education Loan Authority, Revenue, Wartburg College Project, Rfdg	2.500	10/01/20	430	417,479

				2,456,343

Kentucky 0.8%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000	07/01/22	350	404,761
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	500	575,155
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)(b)	5.000	08/01/21	150	158,577

				1,138,493

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Louisiana 2.7%
City of New Orleans, GO, Rfdg	5.000%	12/01/22	100	$119,316
City of New Orleans, GO, Rfdg	5.000	12/01/23	150	181,487
City of New Orleans Sewerage Service, Revenue	5.000	06/01/23	300	360,606
City of New Orleans Sewerage Service, Revenue	5.000	06/01/24	200	242,520
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	308,110
Louisiana Public Facilities Authority, Revenue, Series A, Rfdg	3.375	09/01/28	1,000	1,011,900
Louisiana State Citizens Property Insurance Corp., Revenue, Rfdg	5.000	06/01/21	750	882,877
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/19	400	447,260
New Orleans Sewerage Service, Revenue, Rfdg	5.000	06/01/20	350	400,561

				3,954,637

Maryland 1.1%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000	07/01/18	400	421,732
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000	07/01/20	100	113,649
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000	07/01/21	100	115,317
Maryland Economic Development Corp., Revenue, AGM, Rfdg	4.000	06/01/24	400	454,904
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000	07/01/21	500	582,795

				1,688,397

Massachusetts 0.4%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000	04/15/20	500	537,805

Michigan 1.0%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000	07/01/18	640	677,888
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	471,708
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500	12/01/20	275	291,019

				1,440,615

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	19

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Minnesota 0.9%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%		07/01/22	480	$493,617
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000		09/01/19	185	207,733
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000		11/15/20	500	573,520

					1,274,870

Mississippi 2.0%
Mississippi Business Finance Corp., Revenue, Chevron Corp., Series L	0.380	(a)	11/01/35	3,000	3,000,000

Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150		02/01/19	500	506,120
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Series A	5.000		02/01/22	220	255,283
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Series A	5.000		02/01/23	200	234,682
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000		05/01/19	125	137,749
St. Louis County Industrial Development Authority, Revenue, St. Andrews, Series B, Rfdg	3.125		12/01/19	1,000	1,002,410

					2,136,244

Nevada 0.6%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000		07/01/21	500	580,205
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A	4.000		12/15/25	305	309,157

					889,362

New Hampshire 0.3%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000		04/01/29	500	514,150

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey 12.4%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/20	100	$111,558
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000	02/15/21	150	170,322
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000	02/15/22	300	346,389
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000	11/01/19	500	518,230
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000	06/15/21	685	752,171
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625	01/01/19	405	411,111
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750	06/15/19	245	262,581
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000	01/01/23	500	573,500
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000	09/01/18	85	90,914
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg (Pre-refunded date 9/01/18)(b)	5.000	09/01/18	245	269,101
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Pre-refunded date 3/1/19)(b)	5.000	03/01/19	150	167,541
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000	06/15/22	500	550,435
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000	05/01/19	275	296,296
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875	09/15/19	3,200	3,398,752
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500	07/01/20	255	283,042
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250	07/01/19	130	140,650
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000	07/01/19	235	261,703
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	594,630
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	146,868
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000	06/15/19	100	107,960

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	21

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/22	1,000	$1,106,200
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500		12/15/21	175	202,699
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500		12/15/20	200	226,634
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250		12/15/19	440	483,556
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000		12/01/23	1,350	1,495,152
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/20	100	112,171
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000		11/01/21	350	398,842
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500		06/01/23	3,175	3,230,912
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625		06/01/26	1,655	1,668,124

					18,378,044

New Mexico 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	1.044	(a)	11/01/39	250	247,273

New York 8.1%
Build NYC Resource Corp., Revenue, Pratt Paper Inc., Project, AMT, Rfdg, 144A	3.750		01/01/20	800	833,144
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750		08/01/31	350	361,553
New York City Industrial Development Agency, Revenue, JFK International Airport Project, Series B, AMT (Mandatory Put Date 08/01/16)	2.000		08/01/28	500	501,120
New York City Transitional Finance Authority Future Tax Secured, Revenue, Series C, Rfdg	5.000		11/01/27	1,200	1,512,504
New York State Dormitory Authority, Revenue, Orange Regional Medical Center	5.000		12/01/21	500	561,430
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000		02/01/29	500	508,405

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19)	3.750%	12/01/44	750	$765,712
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,175,820
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,194,090
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	1,510	1,715,526
Port Authority of New York & New Jersey, Revenue, Series 188, Rfdg	5.000	05/01/23	325	392,519
Troy Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute, Rfdg	5.000	08/01/22	1,000	1,194,190
TSASC, Inc., Revenue, Series 1, Rfdg	5.000	06/01/26	1,335	1,340,514

				12,056,527

North Carolina 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000	10/01/20	500	546,925

North Dakota 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Pre-refunded date 07/01/20)(b)	4.000	07/01/20	500	556,295

Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	2,470	2,328,815
City of Cleveland Airport System, Revenue, Series A, AGM, Rfdg	5.000	01/01/24	500	604,385
County of Hamilton, Revenue, Christ Hospital Project	5.000	06/01/20	465	532,448
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg (Mandatory Put Date 07/01/20)	3.750	07/01/33	500	520,725
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625	10/01/33	300	311,496
Southeastern Ohio Port Authority, Revenue, Memorial Health Systems, Rfdg	5.000	12/01/19	350	377,024

				4,674,893

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	23

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oklahoma 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	$285,283

Oregon 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000	10/01/19	410	442,431

Pennsylvania 7.7%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500	11/01/16	300	298,941
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	550	574,860
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	599,720
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series A, Rfdg	5.000	01/15/22	500	565,720
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600	03/01/34	1,000	1,018,850
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000	01/01/17	350	352,089
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000	01/01/18	800	804,736
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	4.000	01/01/25	1,000	973,990
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	750	780,337
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625	12/01/18	230	230,727
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000	12/31/18	250	275,118
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000	06/30/22	1,000	1,154,140
Pennsylvania Turnpike Commission, Revenue, Rfdg	5.000	06/01/24	1,000	1,213,430
Philadelphia Gas Works Co., Revenue, Rfdg	5.000	08/01/21	1,000	1,171,440
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500	07/01/30	780	796,279

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	$349,109
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250	07/01/23	300	313,632

				11,473,118

Puerto Rico 0.8%
Puerto Rico Commonwealth, Series A, GO, AGM, Rfdg	5.000	07/01/16	200	201,886
Puerto Rico Commonwealth, Series B, GO, AGM	5.250	07/01/17	40	40,320
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000	08/01/18	210	210,685
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250	07/01/16	500	504,275
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250	08/01/17	150	154,537
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250	08/01/18	105	109,380

				1,221,083

Rhode Island 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000	06/01/22	225	260,753

Tennessee 1.3%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250	09/01/20	1,125	1,297,856
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250	09/01/23	260	310,846
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	303,674

				1,912,376

Texas 11.7%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000	01/01/34	60	60,500
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250	01/01/18	1,000	1,025,630
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250	01/01/24	105	107,329
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,113,390
Central Texas Regional Mobility Authority, Revenue, Sr. Lien, Series A, Rfdg	5.000	01/01/23	1,000	1,189,210

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	25

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%		01/01/21	180	$201,487
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000		01/01/23	500	583,940
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000		08/15/22	150	176,908
City of Houston TX Airport System, Revenue, United Airlines Inc., Series C, AMT, Rfdg	5.000		07/15/20	500	544,460
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000		08/15/18	115	124,092
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750		08/15/22	500	533,855
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000		08/15/17	200	209,720
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500		08/15/31	410	455,547
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg	5.000		04/01/20	750	814,395
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000		11/01/22	450	535,671
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000		09/01/20	200	216,844
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000		09/01/22	150	168,151
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000		09/01/23	150	168,244
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17)	4.207	(a)	10/01/29	300	302,322
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000		02/15/22	105	110,670
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000		08/15/22	485	561,892
Lower Neches Valley Authority Industrial Development Corp., Revenue, ExxonMobil International Holdings Inc., Series A, Rfdg	0.340	(a)	11/01/29	3,000	3,000,000
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000		04/01/21	300	319,428
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000		01/01/21	100	115,688
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000		11/15/20	450	493,038

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Buckingham Senior Living Community Center Project, Series B-2	3.875%		11/15/20	500	$504,890
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000		10/01/29	630	704,365
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series A	5.250		12/15/19	100	112,395
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series B	1.125	(a)	12/15/26	825	765,955
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series D	6.250		12/15/26	850	1,052,861
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue	1.295	(a)	09/15/27	1,225	1,147,727

					17,420,604

Utah 0.2%
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project	4.300		04/15/25	240	241,802

Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000		05/01/21	100	108,723

Virgin Islands 0.7%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000		10/01/19	250	276,925
Virgin Islands Public Finance Authority, Revenue, Series A	5.000		10/01/24	500	572,915
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000		10/01/18	180	189,481

					1,039,321

Virginia 0.8%
Virginia College Building Authority, Revenue, Marymount University Project, Series A	5.000		07/01/20	250	272,302
Virginia College Building Authority, Revenue, Marymount University Project, Series B	5.000		07/01/20	250	272,303
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250		07/01/22	150	160,475

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	27

Portfolio of Investments (continued)

as of March 31, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Virginia (cont’d.)
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150%	10/01/40	500	$514,090

				1,219,170

Washington 1.6%
Skagit County Public Hospital District No. 1, Revenue	5.750	12/01/28	310	330,987
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000	12/01/22	850	977,270
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000	12/01/23	640	742,138
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	300	344,271

				2,394,666

Wisconsin 1.1%
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000	01/01/24	1,000	1,125,560
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000	09/01/20	465	484,549

				1,610,109

TOTAL INVESTMENTS 99.1% (cost $144,237,035) (Note 5)				147,061,821
Other assets in excess of liabilities 0.9%				1,368,816

NET ASSETS 100.0%				$148,430,637

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

RFDG—Refunding

See Notes to Financial Statements.

28

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2016.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$607,428	$—
Arizona	—	5,108,772	—
California	—	9,834,684	—
Colorado	—	4,137,907	—
Delaware	—	1,432,349	—
District of Columbia	—	1,197,823	—
Florida	—	9,065,862	—
Georgia	—	1,637,289	—
Guam	—	1,037,182	—
Illinois	—	16,968,648	—
Indiana	—	913,565	—
Iowa	—	2,456,343	—
Kentucky	—	1,138,493	—
Louisiana	—	3,954,637	—
Maryland	—	1,688,397	—
Massachusetts	—	537,805	—
Michigan	—	1,440,615	—
Minnesota	—	1,274,870	—
Mississippi	—	3,000,000	—
Missouri	—	2,136,244	—
Nevada	—	889,362	—
New Hampshire	—	514,150	—
New Jersey	—	18,378,044	—
New Mexico	—	247,273	—
New York	—	12,056,527	—
North Carolina	—	546,925	—

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	29

Portfolio of Investments (continued)

as of March 31, 2016

	Level 1	Level 2	Level 3
North Dakota	$—	$556,295	$—
Ohio	—	4,674,893	—
Oklahoma	—	285,283	—
Oregon	—	442,431	—
Pennsylvania	—	11,473,118	—
Puerto Rico	—	1,221,083	—
Rhode Island	—	260,753	—
Tennessee	—	1,912,376	—
Texas	—	17,420,604	—
Utah	—	241,802	—
Vermont	—	108,723	—
Virgin Islands	—	1,039,321	—
Virginia	—	1,219,170	—
Washington	—	2,394,666	—
Wisconsin	—	1,610,109	—

Total	$—	$147,061,821	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2016 were as follows (Unaudited):

Healthcare	21.5%
Corporate Backed IDB & PCR	18.3
Education	11.1
Special Tax/Assessment District	10.5
Tobacco	8.8
Transportation	6.4
General Obligation	5.4
Water & Sewer	5.3
Pre-pay Gas	5.1
Lease Backed Certificate of Participation	2.8%
Other	1.5
Power	1.2
Solid Waste/Resource Recovery	1.2

99.1
Other assets in excess of liabilities	0.9

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with this derivative instrument is interest rate risk.

The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of March 31, 2016, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$2,647

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$13,539

For the year ended March 31, 2016, the Fund’s average value at trade date for futures contracts short position was $485,269.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	31

Statement of Assets & Liabilities

as of March 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $144,237,035)	$147,061,821
Cash	1,741,716
Receivable for Fund shares sold	2,403,893
Interest receivable	1,623,195
Prepaid expenses	412

Total assets	152,831,037

Liabilities
Payable for investments purchased	3,710,814
Payable for Fund shares reacquired	459,748
Dividends payable	130,741
Accrued expenses and other liabilities	35,831
Management fee payable	33,122
Distribution fee payable	29,496
Affiliated transfer agent fee payable	648

Total liabilities	4,400,400

Net Assets	$148,430,637

Net assets were comprised of:
Shares of beneficial interest, at par	$14,470
Paid-in capital in excess of par	145,988,146

146,002,616
Undistributed net investment income	97,074
Accumulated net realized loss on investment transactions	(493,839)
Net unrealized appreciation on investments	2,824,786

Net assets, March 31, 2016	$148,430,637

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($62,314,419 ÷ 6,073,496 shares of beneficial interest issued and outstanding)	$10.26
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.60

Class C
Net asset value, offering price and redemption price per share, ($21,023,380 ÷ 2,050,860 shares of beneficial interest issued and outstanding)	$10.25

Class Z
Net asset value, offering price and redemption price per share, ($65,092,838 ÷ 6,345,589 shares of beneficial interest issued and outstanding)	$10.26

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	33

Statement of Operations

Year Ended March 31, 2016

Net Investment Income
Income
Interest income	$3,074,433

Expenses
Management fee	568,071
Distribution fee—Class A	81,476
Distribution fee—Class C	157,435
Transfer agent’s fees and expenses (including affiliated expense of $2,500)	70,000
Registration fees	65,000
Custodian and accounting fees	65,000
Audit fee	41,000
Shareholders’ reports	30,000
Legal fees and expenses	24,000
Trustees’ fees	11,000
Insurance expenses	1,000
Loan interest expense	400
Miscellaneous	8,176

Total expenses	1,122,558
Less: Management fee waiver and/or expense reimbursement	(263,533)

Net expenses	859,025

Net investment income	2,215,408

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(497,321)
Futures transactions	2,647

(494,674)

Net change in unrealized appreciation (depreciation) on:
Investments	1,953,857
Futures	13,539

1,967,396

Net gain on investment transactions	1,472,722

Net Increase In Net Assets Resulting From Operations	$3,688,130

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

	Year Ended March 31, 2016	May 29, 2014* through March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,215,408	$927,940
Net realized gain (loss) on investment transactions	(494,674)	83,380
Net change in unrealized appreciation (depreciation) on investments	1,967,396	857,390

Net increase in net assets resulting from operations	3,688,130	1,868,710

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(666,708)	(94,981)
Class C	(209,663)	(57,240)
Class Z	(1,281,586)	(736,927)

	(2,157,957)	(889,148)

Distributions from net realized gains
Class A	(24,196)	(2,817)
Class C	(8,814)	(2,822)
Class Z	(31,522)	(19,533)

	(64,532)	(25,172)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	133,574,424	77,410,504
Net asset value of shares issued in reinvestment of dividends and distributions	1,328,991	834,087
Cost of shares reacquired	(57,216,180)	(9,921,220)

Net increase in net assets from Fund share transactions	77,687,235	68,323,371

Total increase	79,152,876	69,277,761

Net Assets:
Beginning of period	69,277,761	—

End of period(a)	$148,430,637	$69,277,761

(a) Includes undistributed net investment income of:	$97,074	$45,116

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	35

Notes to Financial Statements

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund (the “Fund”). These financial statements relate only to Prudential Short Duration Muni High Income Fund, a diversified Series of the Trust. The financial statements of the other portfolios are not presented herein. The Fund commenced investment operations on May 29, 2014. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

36

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Short Duration Muni High Income Fund	37

Notes to Financial Statements (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With

38

exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Prudential Short Duration Muni High Income Fund	39

Notes to Financial Statements (continued)

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PI pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, PI contractually agreed to accrue daily and pay monthly management fees at an annual rate of .55% of the Fund’s average daily net assets up to $5 billion, .525% on the next $5 billion of average daily net assets, and .515% of the Fund’s average daily net assets in excess of $10 billion. Prior to October 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .55% of the Fund’s average daily net assets. For the year ended March 31, 2016, the effective management fee rate before any waivers and/or expense reimbursement was .55%. The effective management fee rate, net of waivers and/or expense reimbursement, was .29%.

PI has contractually agreed, through July 31, 2017, to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes and deferred tax expenses, interest and brokerage commissions) of each class of shares to .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

40

Pursuant to the Class A, C and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it received $60,445 in front-end sales charges resulting from sales of Class A shares for the year ended March 31, 2016. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended March 31, 2016, it received $190 and $3,183 in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders, respectively.

PI, PGIM, Inc., and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of- pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the year ended March 31, 2016, were $97,797,618 and $19,436,390, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended March 31, 2016, the adjustments were to decrease undistributed net investment income

Prudential Short Duration Muni High Income Fund	41

Notes to Financial Statements (continued)

and decrease accumulated net realized loss on investment transactions by $5,493 due to the reclassification of dividends. Net investment income, net realized gain (loss) on investments and net assets were not affected by this change.

For the year ended March 31, 2016, the tax character of dividends paid was $2,158,482 of tax-exempt income and $64,007 of ordinary income. For the period ended March 31, 2015, the tax character of dividends paid was $875,500 of tax-exempt income and $38,820 of ordinary income.

As of March 31, 2016, the components of distributable earnings on a tax basis was $153,677 of tax-exempt income (includes timing difference of $130,741 for dividends payable). This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$144,171,420	$3,060,477	$(170,076)	$2,890,401

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes and wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward of approximately $32,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $449,000 as having been incurred in the following fiscal year (March 31, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 3.25%. All investors who purchase Class A

42

shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended March 31, 2016:
Shares sold	5,649,079	$57,285,669
Shares issued in reinvestment of dividends and distributions	34,182	347,434
Shares reacquired†	(499,136)	(5,074,587)

Net increase (decrease) in shares outstanding before conversion	5,184,125	52,558,516
Shares reacquired upon conversion into other share class(es)	(1,257)	(12,742)

Net increase (decrease) in shares outstanding	5,182,868	$52,545,774

Period ended March 31, 2015*:
Shares sold	1,337,886	$13,481,303
Shares issued in reinvestment of dividends and distributions	9,150	92,796
Shares reacquired	(456,113)	(4,630,289)

Net increase (decrease) in shares outstanding before conversion	890,923	8,943,810
Shares reacquired upon conversion into other share class(es)	(295)	(3,008)

Net increase (decrease) in shares outstanding	890,628	$8,940,802

Class C
Year ended March 31, 2016:
Shares sold	1,142,291	$11,587,557
Shares issued in reinvestment of dividends and distributions	8,152	82,761
Shares reacquired†	(246,916)	(2,508,089)

Net increase (decrease) in shares outstanding before conversion	903,527	9,162,229
Shares reacquired upon conversion into other share class(es)	(29,543)	(300,838)

Net increase (decrease) in shares outstanding	873,984	$8,861,391

Period ended March 31, 2015*:
Shares sold	1,259,666	$12,692,347
Shares issued in reinvestment of dividends and distributions	2,456	24,860
Shares reacquired	(85,246)	(865,517)

Net increase (decrease) in shares outstanding	1,176,876	$11,851,690

Prudential Short Duration Muni High Income Fund	43

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Year ended March 31, 2016:
Shares sold	6,365,319	$64,701,198
Shares issued in reinvestment of dividends and distributions	88,650	898,796
Shares reacquired†	(4,883,104)	(49,633,504)

Net increase (decrease) in shares outstanding before conversion	1,570,865	15,966,490
Shares issued upon conversion from other share class(es)	30,775	313,580

Net increase (decrease) in shares outstanding	1,601,640	$16,280,070

Period ended March 31, 2015*:
Shares sold	5,109,832	$51,236,854
Shares issued in reinvestment of dividends and distributions	70,918	716,431
Shares reacquired	(437,096)	(4,425,414)

Net increase (decrease) in shares outstanding before conversion	4,743,654	47,527,871
Shares issued upon conversion from other share class(es)	295	3,008

Net increase (decrease) in shares outstanding	4,743,949	$47,530,879

*	Commencement of operations was May 29, 2014.
†	Includes affiliated redemption of 1,030 shares with a value of $10,421 for Class A shares, 1,019 shares with a value of $10,301 for Class C shares, and 2,595,327 shares with a value of $26,465,021 for Class Z shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended March 31, 2016. The average daily balance for the 19 days that the Fund had loans outstanding during the period was $526,263, borrowed at a weighted average interest rate of 1.44%. The maximum loan outstanding amount during the period was $1,970,000. At March 31, 2016, the Fund did not have an outstanding loan balance.

44

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Short Duration Muni High Income Fund	45

Financial Highlights

Class A Shares
	Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.17	$10.00
Income from investment operations:
Net investment income	.21	.17
Net realized and unrealized gain on investments	.10	.17
Total from investment operations	.31	.34
Less Dividends and Distributions:
Dividends from net investment income	(.21)	(.17)
Distributions from net realized gains	(.01)	-	(c)
Total dividends and distributions	(.22)	(.17)
Net Asset Value, end of period	$10.26	$10.17
Total Return(a):	3.07%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,314	$9,062
Average net assets (000)	$32,591	$5,344
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	.85%	(d)
Expenses before waivers and/or expense reimbursement	1.11%	1.40%	(d)
Net investment income	2.10%	2.21%	(d)
Portfolio turnover rate	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

46

Class C Shares
	Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00
Income from investment operations:
Net investment income	.14	.11
Net realized and unrealized gain on investments	.10	.15
Total from investment operations	.24	.26
Less Dividends and Distributions:
Dividends from net investment income	(.14)	(.10)
Distributions from net realized gains	(.01)	-	(c)
Total dividends and distributions	(.15)	(.10)
Net Asset Value, end of period	$10.25	$10.16
Total Return(a):	2.30%	2.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,023	$11,962
Average net assets (000)	$15,743	$5,073
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	(d)
Expenses before waivers and/or expense reimbursement	1.86%	2.19%	(d)
Net investment income	1.39%	1.43%	(d)
Portfolio turnover rate	19%	31%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential Short Duration Muni High Income Fund	47

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31, 2016(f)	May 29, 2014(b) through March 31, 2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.17	$10.00
Income from investment operations:
Net investment income	.24	.19
Net realized and unrealized gain on investments	.10	.17
Total from investment operations	.34	.36
Less Dividends and Distributions:
Dividends from net investment income	(.24)	(.19)
Distributions from net realized gains	(.01)	-	(c)
Total dividends and distributions	(.25)	(.19)
Net Asset Value, end of period	$10.26	$10.17
Total Return(a):	3.33%	3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,093	$48,254
Average net assets (000)	$54,951	$38,695
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	.60%	(d)
Expenses before waivers and/or expense reimbursement	.86%	1.23%	(d)
Net investment income	2.39%	2.36%	(d)
Portfolio turnover rate	19%	31%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $.005.
(d)	Annualized.
(e)	Not annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

48

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 12:

We have audited the accompanying statement of assets and liabilities of Prudential Short Duration Muni High Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios 12, including the portfolio of investments, as of March 31, 2016, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the period May 29, 2014 (commencement of operations) through March 31, 2015 and for the year ended March 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 18, 2016

Prudential Short Duration Muni High Income Fund	49

Federal Income Tax Information (unaudited)

We are advising you that during the fiscal year ended March 31, 2016, the Fund designates the maximum amount allowable per share but not less than the following amounts as exempt-interest dividends in accordance with Section 852(b)(5) of the Internal Revenue Code.

	Per Share
	Class A	Class C	Class Z

Tax-Exempt Dividends	$.212	$.136	$.238

In January 2017, you will be advised on IRS Form 1099-DIV and/or 1099-INT, if applicable, or substitute forms as to the federal tax status of the dividends received in calendar year 2016.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

50

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (58) Board Member Portfolios Overseen: 67	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 67	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 67	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Short Duration Muni High Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (59) Board Member Portfolios Overseen: 67	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (70) Board Member Portfolios Overseen: 67	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 67	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 67	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (53) Board Member & President Portfolios Overseen: 67	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 67	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 65	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 2001; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Short Duration Muni High Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (60) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (40) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (58) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (57) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (41) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (53) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (38) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (53) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (47) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (52) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (57) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (54) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (47) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Short Duration Muni High Income Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Short Duration Muni High Income Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT DURATION MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	PDSAX	PDSCX	PDSZX
CUSIP	744336835	744336827	744336819

MF222E    0291785-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. During the period covered by this report, there have been no amendments to any provision of the code of ethics nor have any waivers been granted from any provision of the code of ethics.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2016 and March 31, 2015, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $95,849 and $93,970 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended March 31, 2016 and March 31, 2015: none.

(c) Tax Fees

For the fiscal years ended March 31, 2016 and March 31, 2015: none.

(d) All Other Fees

For the fiscal years ended March 31, 2016 and March 31, 2015: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
¡	Federal, state and local income tax compliance; and,
¡	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended March 31, 2016 and March 31, 2015: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2016 and March 31, 2015 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 20, 2016

By:	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 20, 2016